UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22519
                                                    -----------
                First Trust Exchange-Traded AlphaDEX(R) Fund II
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
       ------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2012
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.3%

                 AUSTRALIA - 10.8%
          4,453  Amcor Ltd. ..................................  $        34,318
            909  Bendigo and Adelaide Bank Ltd. ..............            7,297
          2,137  Caltex Australia Ltd. .......................           30,747
            185  Campbell Brothers Ltd. ......................           12,883
          4,914  GPT Group ...................................           15,881
          3,754  Metcash Ltd. ................................           16,721
            819  OZ Minerals Ltd. ............................            8,280
         10,942  Qantas Airways Ltd. (b)......................           20,232
          1,218  Ramsay Health Care Ltd. .....................           24,666
            125  Rio Tinto Ltd. ..............................            8,468
          1,941  Seven Group Holdings Ltd. ...................           19,985
          8,251  SP AusNet ...................................            9,188
          2,900  Suncorp Group Ltd. ..........................           25,233
          4,977  Telstra Corp Ltd. ...........................           16,961
            603  Washington H Soul Pattinson & Co., Ltd. .....            8,601
            244  Wesfarmers Ltd. .............................            7,588
          3,188  Westfield Retail Trust ......................            8,520
                                                                ----------------
                                                                        275,569
                                                                ----------------

                 BERMUDA - 9.3%
          4,000  Cheung Kong Infrastructure Holdings Ltd. ....           24,287
          2,700  Dairy Farm International Holdings Ltd. ......           28,188
         34,000  First Pacific Co., Ltd. .....................           37,654
          8,000  Hongkong Land Holdings Ltd. .................           46,480
            400  Jardine Matheson Holdings Ltd. ..............           20,000
          1,000  Jardine Strategic Holdings Ltd. .............           30,510
          7,148  Orient Overseas International Ltd. ..........           50,856
                                                                ----------------
                                                                        237,975
                                                                ----------------

                 CAYMAN ISLANDS - 1.2%
          9,000  ENN Energy Holdings Ltd. ....................           31,060
                                                                ----------------

                 HONG KONG - 23.1%
          8,978  Cathay Pacific Airways Ltd. .................           16,602
         97,040  Champion Real Estate Investment Trust .......           41,113
          3,500  Cheung Kong Holdings Ltd. ...................           45,206
          3,500  CLP Holdings Ltd. ...........................           30,152
         44,000  Fosun International Ltd. ....................           26,064
          6,762  Henderson Land Development Co., Ltd. ........           37,138
         12,944  Hopewell Holdings Ltd. ......................           35,504
          4,000  Hutchison Whampoa Ltd. ......................           39,946
         12,000  Hysan Development Co., Ltd. .................           47,749
          9,232  Link REIT ...................................           34,357
         34,258  New World Development Ltd. ..................           41,160
         24,200  Sino Land Co., Ltd. .........................           38,642
          2,500  Sun Hung Kai Properties Ltd. ................           31,067
          4,266  Swire Pacific Ltd. ..........................           47,821
          7,440  Wharf Holdings Ltd. .........................           40,431

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 HONG KONG - (CONTINUED)
         12,750  Wheelock & Co., Ltd. ........................  $        38,338
                                                                ----------------
                                                                        591,290
                                                                ----------------

                 MAURITIUS - 1.9%
         79,000  Golden Agri-Resources Ltd. ..................           49,334
                                                                ----------------

                 NEW ZEALAND - 1.9%
         24,466  Telecom Corp. of New Zealand Ltd. ...........           48,579
                                                                ----------------

                 SINGAPORE - 9.4%
         10,000  Ascendas Real Estate Investment Trust .......           16,069
         39,000  CapitaCommercial Trust ......................           37,851
          1,000  Jardine Cycle & Carriage Ltd. ...............           38,415
         15,000  Keppel Land Ltd. ............................           41,406
         27,000  Neptune Orient Lines Ltd. ...................           30,393
         17,000  Suntec Real Estate Investment Trust .........           16,905
         12,000  UOL Group Ltd. ..............................           45,249
          4,000  Wilmar International Ltd. ...................           15,592
                                                                ----------------
                                                                        241,880
                                                                ----------------

                 SOUTH KOREA - 41.7%
              8  Amorepacific Corp. ..........................            8,466
            600  Celltrion, Inc. .............................           19,567
          1,890  Cheil Worldwide, Inc. .......................           30,192
            150  CJ CheilJedang Corp. ........................           44,482
            449  CJ Corp. ....................................           33,763
            390  Daewoo Shipbuilding & Marine Engineering Co.,
                    Ltd. .....................................           10,429
            858  Dongbu Insurance Co., Ltd. ..................           37,067
          1,040  Green Cross Holdings Corp. ..................           11,932
            154  GS Holdings .................................            8,821
          1,440  Halla Climate Control Corp. .................           28,023
            440  Hankook Tire Co., Ltd. ......................           16,291
            264  Hanwha Corp. ................................            7,584
          1,240  Hynix Semiconductor, Inc. ...................           32,011
            105  Hyundai Department Store Co., Ltd. ..........           16,125
            250  Hyundai Glovis Co., Ltd. ....................           45,011
             63  Hyundai Heavy Industries Co., Ltd. ..........           17,876
            946  Hyundai Hysco ...............................           33,480
            900  Hyundai Marine & Fire Insurance Co., Ltd. ...           25,895
             78  Hyundai Mobis ...............................           19,723
            167  Hyundai Motor Co. ...........................           34,342
            100  Hyundai Steel Co. ...........................            9,002
             79  KCC Corp. ...................................           22,730
            614  Kia Motors Corp. ............................           40,155
            420  Korea Electric Power Corp. (b)...............            8,303
          1,260  Korea Exchange Bank .........................            9,630
            280  Korea Gas Corp. .............................           10,663
            490  KT Corp. ....................................           13,601
            439  LG Corp. ....................................           25,184
          1,340  LG Display Co., Ltd. ........................           31,340

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SOUTH KOREA - (CONTINUED)
            131  LG Electronics, Inc. ........................  $         9,573
             83  LG Household & Health Care Ltd. .............           43,586
          6,870  LG Uplus Corp. ..............................           41,230
              6  Lotte Confectionery Co., Ltd. ...............            8,785
            182  Mando Corp. .................................           26,745
             26  NCSoft Corp. ................................            6,873
             51  Orion Corp./Republic of South Korea .........           35,829
             48  POSCO .......................................           16,098
            252  Samsung C&T Corp. ...........................           17,659
            626  Samsung Card Co. ............................           21,796
             32  Samsung Electronics Co., Ltd. ...............           36,009
            114  Samsung Engineering Co., Ltd. ...............           24,348
            122  Samsung Fire & Marine Insurance Co., Ltd. ...           23,042
            703  Seah Besteel Corp. ..........................           29,502
            305  SK C&C Co., Ltd. ............................           30,149
            131  SK Holdings Co., Ltd. .......................           17,054
          2,430  SK Networks Co., Ltd. .......................           22,412
            230  Woongjin Coway Co., Ltd. ....................            7,632
                                                                ----------------
                                                                      1,070,010
                                                                ----------------

                 TOTAL INVESTMENTS  - 99.3% ..................        2,545,697
                 (Cost $2,471,904) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.7% .....           18,038
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     2,563,735
                                                                ================

--------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $177,652 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $103,859.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):



Level 1 - Quoted Prices
--------------------------------------------------------------------------------

Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,545,697  $     2,545,697  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Real Estate Management & Development                                  19.50%
    Industrial Conglomerates                                               7.9
    Real Estate Investment Trusts (REITs)                                  6.7
    Food Products                                                          6.0
    Metals & Mining                                                        5.1
    Diversified Telecommunication Services                                 4.7
    Insurance                                                              4.3
    Auto Components                                                        3.5
    Marine                                                                 3.2
    Automobiles                                                            2.9
    Electric Utilities                                                     2.8
    Semiconductors & Semiconductor Equipment                               2.7
    Trading Companies & Distributors                                       2.3
    Food & Staples Retailing                                               2.1
    Diversified Financial Services                                         1.8
    Air Freight & Logistics                                                1.8
    Household Products                                                     1.7
    Gas Utilities                                                          1.6
    Oil, Gas & Consumable Fuels                                            1.5
    Distributors                                                           1.5
    Airlines                                                               1.4
    Containers & Packaging                                                 1.3
    Pharmaceuticals                                                        1.2
    Electronic Equipment, Instruments & Components                         1.2
    Media                                                                  1.2
    IT Services                                                            1.2
    Machinery                                                              1.1
    Health Care Providers & Services                                       1.0
    Construction & Engineering                                             0.9
    Building Products                                                      0.9
    Consumer Finance                                                       0.9
    Household Durables                                                     0.7
    Commercial Banks                                                       0.7
    Multiline Retail                                                       0.6
    Professional Services                                                  0.5

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    Personal Products                                                      0.3
    Chemicals                                                              0.3
    Software                                                               0.3
    Net Other Assets and Liabilities                                       0.7
                                                                       ---------
                                                                         100.0%
                                                                       =========



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.5%

                 AUSTRIA - 2.7%
            263  Andritz AG ..................................  $        25,739
            369  EVN AG ......................................            4,966
            540  OMV AG ......................................           19,193
            180  Raiffeisen Bank International AG ............            6,362
            882  Strabag SE ..................................           26,873
            554  Voestalpine AG ..............................           18,630
                                                                ----------------
                                                                        101,763
                                                                ----------------

                 BELGIUM - 2.4%
            278  Delhaize Group S.A. .........................           14,627
            667  Elia System Operator S.A. N.V. ..............           28,244
            464  KBC Groep N.V. ..............................           11,640
            526  NV Bekaert S.A. .............................           16,946
            379  UCB S.A. ....................................           16,352
                                                                ----------------
                                                                         87,809
                                                                ----------------

                 BERMUDA - 0.3%
          1,849  Catlin Group Ltd. ...........................           12,013
                                                                ----------------

                 DENMARK - 2.2%
              5  AP Moller - Maersk A.S. .....................           38,606
             75  Coloplast A.S. ..............................           12,985
            279  H Lundbeck A.S. .............................            5,590
            103  Topdanmark A.S. (b)..........................           17,888
            657  Vestas Wind Systems A.S. (b).................            6,665
                                                                ----------------
                                                                         81,734
                                                                ----------------

                 FINLAND - 3.0%
          3,104  Neste Oil Oyj ...............................           38,231
            453  Sanoma Oyj ..................................            5,800
          4,586  Stora Enso Oyj ..............................           34,068
          2,379  UPM-Kymmene Oyj .............................           32,395
                                                                ----------------
                                                                        110,494
                                                                ----------------

                 FRANCE - 17.1%
            723  Air France-KLM (b)...........................            4,108
            460  Arkema S.A. .................................           42,865
            123  Bollore .....................................           25,591
             73  Bureau Veritas S.A. .........................            6,426
            138  Casino Guichard Perrachon S.A. ..............           13,601
            453  CFAO S.A. ...................................           19,466
            226  Cie Generale d'Optique Essilor International
                    S.A. .....................................           20,144
            269  Cie Generale des Etablissements Michelin ....           20,030
            193  Ciments Francais S.A. .......................           13,810
            263  Danone ......................................           18,345
             78  Eramet ......................................           11,027
            268  Euler Hermes S.A. ...........................           21,053
            132  Eutelsat Communications S.A. ................            4,880
            154  Fonciere Des Regions ........................           12,371
            324  France Telecom S.A. .........................            4,799

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 FRANCE - (CONTINUED)
            307  Gecina S.A. .................................  $        32,076
             90  Hermes International ........................           30,326
            344  Icade .......................................           30,689
            141  Ingenico ....................................            6,827
            312  Lafarge S.A. ................................           14,891
          1,149  Peugeot S.A. ................................           18,504
            898  Plastic Omnium S.A. .........................           26,019
            808  Renault S.A. ................................           42,593
            127  Societe BIC S.A. ............................           12,744
            199  Societe Generale S.A. .......................            5,830
            245  Sodexo ......................................           20,115
            488  Total S.A. ..................................           24,888
             60  Unibail-Rodamco SE ..........................           11,999
            255  Valeo S.A. ..................................           13,372
            724  Veolia Environnement S.A. ...................           12,007
          1,057  Vivendi S.A. ................................           19,398
            427  Wendel S.A. .................................           36,476
            349  Zodiac Aerospace ............................           36,339
                                                                ----------------
                                                                        633,609
                                                                ----------------

                 GERMANY - 12.3%
            177  Adidas AG ...................................           13,819
            531  Aurubis AG ..................................           28,034
             81  Bayerische Motoren Werke AG .................            7,284
            124  Brenntag AG .................................           15,185
            241  Daimler AG ..................................           14,531
          1,664  Deutsche Lufthansa AG .......................           23,291
             54  Fielmann AG .................................            5,192
            239  Fresenius Medical Care AG & Co. KGaA ........           16,939
            244  Fresenius SE & Co. KGaA .....................           25,022
            358  Hannover Rueckversicherung AG ...............           21,266
            145  HeidelbergCement AG .........................            8,777
            202  Hugo Boss AG ................................           23,282
          2,178  Infineon Technologies AG ....................           22,268
            198  Kabel Deutschland Holding AG (b).............           12,229
            336  Lanxess AG ..................................           27,775
            209  MAN SE ......................................           27,827
             56  Puma SE .....................................           20,001
             24  Rational AG .................................            5,613
            112  Rheinmetall AG ..............................            6,632
            144  RWE AG ......................................            6,876
            109  Salzgitter AG ...............................            5,974
            510  SGL Carbon SE (b)............................           23,361
            306  SMA Solar Technology AG .....................           13,868
            758  Suedzucker AG ...............................           24,136
            313  United Internet AG ..........................            5,899
            174  Volkswagen AG ...............................           28,057

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 GERMANY - (CONTINUED)
            242  Wacker Chemie AG ............................  $        21,337
                                                                ----------------
                                                                        454,475
                                                                ----------------

                 GREECE - 1.0%
          2,759  Hellenic Petroleum S.A. .....................           21,342
            526  OPAP S.A. ...................................            5,100
          2,671  Public Power Corp. S.A. .....................           11,934
                                                                ----------------
                                                                         38,376
                                                                ----------------

                 GUERNSEY - 0.3%
          2,790  Resolution Ltd. .............................           11,661
                                                                ----------------

                 IRELAND - 2.3%
            864  DCC PLC .....................................           21,393
          1,005  Elan Corp PLC (b)............................           14,710
            310  Kerry Group PLC .............................           14,347
            526  Paddy Power PLC .............................           33,126
                                                                ----------------
                                                                         83,576
                                                                ----------------

                 ITALY - 4.5%
         19,117  Banca Monte dei Paschi di Siena S.p.A .......            8,059
          2,959  Davide Campari-Milano S.p.A .................           20,147
         21,426  Edison S.p.A (b).............................           24,518
          2,412  Enel S.p.A ..................................            8,724
            920  ENI S.p.A ...................................           21,583
            822  Exor S.p.A ..................................           20,753
          3,963  Fiat S.p.A ..................................           23,298
          2,299  Finmeccanica S.p.A ..........................           12,449
          1,034  Lottomatica S.p.A (b)........................           19,638
          3,381  Mediaset S.p.A ..............................            9,325
                                                                ----------------
                                                                        168,494
                                                                ----------------

                 JERSEY - 1.0%
            166  Randgold Resources Ltd. .....................           14,258
            695  Shire PLC ...................................           22,456
                                                                ----------------
                                                                         36,714
                                                                ----------------

                 LUXEMBOURG - 1.0%
            672  ArcelorMittal ...............................           12,843
          1,046  Ternium S.A., ADR ...........................           24,769
                                                                ----------------
                                                                         37,612
                                                                ----------------

                 NETHERLANDS - 5.2%
            623  ASML Holding N.V. ...........................           31,142
            956  European Aeronautic Defence and Space Co.
                    N.V. .....................................           39,149
            567  Gemalto NV ..................................           37,425
          1,381  Koninklijke Ahold NV ........................           19,137
            171  Koninklijke Boskalis Westminster N.V. .......            6,423
            370  Koninklijke DSM NV ..........................           21,409
            259  Nutreco NV ..................................           18,626

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 NETHERLANDS - (CONTINUED)
            512  Unilever NV .................................  $        17,423
                                                                ----------------
                                                                        190,734
                                                                ----------------

                 NORWAY - 2.9%
            756  Fred Olsen Energy ASA .......................           29,644
          4,720  Norsk Hydro ASA .............................           25,702
            503  Schibsted ASA ...............................           18,637
            754  Statoil ASA .................................           20,469
            285  TGS Nopec Geophysical Co. ASA ...............            7,812
            138  Yara International ASA ......................            6,582
                                                                ----------------
                                                                        108,846
                                                                ----------------

                 PAGUA NEW GUINEA - 0.2%
            423  New Britain Palm Oil Ltd. ...................            5,802
                                                                ----------------

                 PORTUGAL - 2.8%
          7,630  Brisa Auto-Estradas de Portugal S.A. ........           27,170
            798  Cimpor Cimentos de Portugal SGPS S.A. .......            5,321
          1,731  EDP - Energias de Portugal S.A. .............            5,035
            583  Galp Energia SGPS S.A. ......................            9,595
          1,727  Jeronimo Martins SGPS S.A. (b)...............           35,183
          3,687  Portugal Telecom SGPS S.A. ..................           20,058
                                                                ----------------
                                                                        102,362
                                                                ----------------

                 SPAIN - 5.7%
            640  Corp. Financiera Alba .......................           27,835
          1,271  Ebro Foods S.A. .............................           24,673
            690  Endesa S.A. .................................           13,748
          1,417  Ferrovial S.A. ..............................           16,287
            214  Fomento de Construcciones y Contratas S.A. ..            4,781
          1,270  Gas Natural SDG S.A. ........................           20,292
          1,588  Grifols S.A. (b).............................           33,887
            189  Inditex S.A. ................................           18,104
          6,848  International Consolidated Airlines Group
                    S.A. (b)..................................           19,595
          3,427  Mapfre S.A. .................................           11,033
            811  Repsol YPF S.A. .............................           20,345
                                                                ----------------
                                                                        210,580
                                                                ----------------

                 SWEDEN - 6.1%
          2,601  Boliden AB ..................................           40,848
          1,107  Hufvudstaden AB .............................           11,705
          2,570  Industrivarden AB ...........................           38,186
          1,533  Investor AB .................................           33,993
          1,458  Kinnevik Investment AB ......................           33,917
            770  Lundbergforetagen AB ........................           26,478
          1,271  Lundin Petroleum AB (b)......................           27,242
            385  Skanska AB ..................................            6,675
            717  SSAB AB .....................................            6,779
                                                                ----------------
                                                                        225,823
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SWITZERLAND - 1.6%
             13  Barry Callebaut AG ..........................  $        13,026
            588  Clariant AG (b)..............................            8,116
            933  OC Oerlikon Corp. AG (b).....................            8,268
             98  Swiss Life Holding AG .......................           11,660
            202  Swiss Prime Site AG .........................           16,783
                                                                ----------------
                                                                         57,853
                                                                ----------------

                 UNITED KINGDOM - 24.9%
            627  Anglo American PLC ..........................           23,437
          1,859  ARM Holdings PLC ............................           17,603
          1,258  Associated British Foods PLC ................           24,549
          1,175  Berkeley Group Holdings PLC (b)..............           24,808
          3,597  BP PLC ......................................           26,612
          3,670  British Land Co., PLC .......................           28,171
            897  Bunzl PLC ...................................           14,405
            967  Cairn Energy PLC ............................            4,997
            663  Compass Group PLC ...........................            6,951
          2,420  Cookson Group PLC ...........................           26,747
          1,214  Derwent London PLC ..........................           33,884
          3,640  Drax Group PLC ..............................           31,702
          2,797  easyJet PLC .................................           21,734
          1,075  Firstgroup PLC ..............................            4,087
            880  Fresnillo PLC ...............................           22,493
          5,234  G4S PLC .....................................           22,813
          3,694  Hammerson PLC ...............................           24,556
          1,503  Homeserve PLC ...............................            5,613
            803  Imperial Tobacco Group PLC ..................           32,560
            184  Intertek Group PLC ..........................            7,390
          3,815  J Sainsbury PLC .............................           18,996
            546  Jardine Lloyd Thompson Group PLC ............            6,100
            216  Johnson Matthey PLC .........................            8,150
          2,776  Kingfisher PLC ..............................           13,618
          2,720  Land Securities Group PLC ...................           31,433
          8,730  Logica PLC ..................................           13,908
          1,456  Mondi PLC ...................................           13,729
            552  Next PLC ....................................           26,338
            301  Pearson PLC .................................            5,609
          1,021  Pennon Group PLC ............................           11,619
            687  Provident Financial PLC .....................           12,593
          1,169  Rightmove PLC ...............................           27,150
            484  Rio Tinto PLC ...............................           26,677
            698  Royal Dutch Shell PLC .......................           24,378
          1,348  Scottish and Southern Energy plc ............           28,655
            222  Severn Trent plc ............................            5,483
          7,983  Sports Direct International PLC (b)..........           36,902
          5,632  St. James's Place PLC .......................           31,809
          5,692  Stagecoach Group PLC ........................           23,243
            550  Tate & Lyle PLC .............................            6,202
            913  TESCO PLC ...................................            4,819

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 UNITED KINGDOM - (CONTINUED)
            534  Tullow Oil PLC ..............................  $        13,043
            864  Unilever PLC ................................           28,524
            627  Vedanta Resources PLC .......................           12,315
            216  Whitbread PLC ...............................            6,371
          6,178  William Hill PLC ............................           25,831
          4,811  WM Morrison Supermarkets PLC ................           22,932
          1,703  Xstrata PLC .................................           29,092
                                                                ----------------
                                                                        920,631
                                                                ----------------

                 TOTAL INVESTMENTS - 99.5% ...................        3,680,961
                 (Cost $3,617,229) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.5% .....           17,256
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,698,217
                                                                ================

---------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $274,048 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $210,316.

ADR   American Depositary Receipt

---------------------------------------------------------------------

VALUATION INPUTS A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,680,961  $     3,680,961  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Metals & Mining                                                        8.2%
    Oil, Gas & Consumable Fuels                                            7.3
    Real Estate Investment Trusts (REITs)                                  5.5
    Food Products                                                          5.3
    Diversified Financial Services                                         4.9
    Insurance                                                              3.9

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    Chemicals                                                              3.7
    Automobiles                                                            3.6
    Food & Staples Retailing                                               3.5
    Hotels, Restaurants & Leisure                                          3.2
    Electric Utilities                                                     2.7
    Industrial Conglomerates                                               2.5
    Aerospace & Defense                                                    2.4
    Textiles, Apparel & Luxury Goods                                       2.4
    Semiconductors & Semiconductor Equipment                               2.3
    Media                                                                  2.3
    Paper & Forest Products                                                2.2
    Specialty Retail                                                       2.0
    Airlines                                                               1.9
    Machinery                                                              1.8
    Construction & Engineering                                             1.6
    Auto Components                                                        1.6
    Pharmaceuticals                                                        1.6
    Independent Power Producers & Energy Traders                           1.5
    Electrical Equipment                                                   1.3
    Diversified Telecommunication Services                                 1.2
    Construction Materials                                                 1.2
    Health Care Providers & Services                                       1.1
    Commercial Services & Supplies                                         1.1
    Marine                                                                 1.0
    Energy Equipment & Services                                            1.0
    Computers & Peripherals                                                1.0
    Biotechnology                                                          0.9
    Health Care Equipment & Supplies                                       0.9
    Tobacco                                                                0.9
    Commercial Banks                                                       0.9
    Trading Companies & Distributors                                       0.8
    Real Estate Management & Development                                   0.8
    Road & Rail                                                            0.7
    Transportation Infrastructure                                          0.7
    Multiline Retail                                                       0.7
    Air Freight & Logistics                                                0.7
    Household Durables                                                     0.7
    Gas Utilities                                                          0.5
    Beverages                                                              0.5
    Distributors                                                           0.5
    Multi-Utilities                                                        0.5
    Water Utilities                                                        0.5
    IT Services                                                            0.4
    Professional Services                                                  0.4
    Consumer Finance                                                       0.3
    Electronic Equipment, Instruments & Components                         0.2
    Internet Software & Services                                           0.2
    Net Other Assets and Liabilities                                       0.5
                                                                       ---------
                                                                         100.0%
                                                                       =========

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EUROPE ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL INVESTMENTS:

    Euro                                                                  59.1%
    British Pound Sterling                                                27.3
    Swedish Krona                                                          6.1
    Norwegian Krone                                                        3.0
    Danish Krone                                                           2.2
    Swiss Franc                                                            1.6
    US Dollars                                                             0.7
                                                                       ---------
                                                                         100.0%
                                                                       =========



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.2%

                 BRAZIL - 75.0%
           2,481 Amil Participacoes S.A. .....................   $       25,823
           6,489 BR Malls Participacoes S.A. .................           84,567
           5,023 Bradespar S.A. ..............................           95,923
          18,940 Brasil Telecom S.A. .........................          101,369
           8,550 Braskem S.A. ................................           67,681
           6,456 BRF - Brasil Foods S.A. .....................          127,320
          13,582 CCR S.A. ....................................          109,968
             732 Cia de Bebidas das Americas .................           30,295
           3,804 Cia de Saneamento Basico do Estado de
                    Sao Paulo ................................          145,162
           6,984 Cia de Saneamento de Minas Gerais-Copasa MG .          162,869
           2,997 Cia Energetica de Minas Gerais ..............           71,598
           1,323 Cia Hering ..................................           34,172
           3,678 Cia Paranaense de Energia ...................           86,135
             991 Cielo S.A. ..................................           33,599
           8,668 Cosan S.A. Industria e Comercio .............          161,256
          14,479 Duratex S.A. ................................           91,294
           9,033 EcoRodovias Infraestrutura e Logistica S.A. .           78,926
           2,187 EDP - Energias do Brasil S.A. ...............           50,175
           7,300 Eletropaulo Metropolitana Eletricidade de
                    Sao Paulo S.A. ...........................          153,562
           5,812 Fibria Celulose S.A. ........................           47,758
           3,112 Gerdau S.A. .................................           29,766
          31,965 Klabin S.A. .................................          147,791
           3,360 Light S.A. ..................................           47,765
           2,926 Lojas Americanas S.A. .......................           27,570
           2,479 Metalurgica Gerdau S.A. .....................           30,542
          17,260 MRV Engenharia e Participacoes S.A. .........          122,445
           2,752 Obrascon Huarte Lain Brasil S.A. ............          116,068
           7,476 Odontoprev S.A. .............................          126,958
          10,878 Petroleo Brasileiro S.A. ....................          139,144
          19,882 Suzano Papel e Celulose S.A. ................           85,063
           4,318 TAM S.A. ....................................          107,628
           4,669 Tele Norte Leste Participacoes S.A. .........           53,303
           1,669 Telefonica Brasil S.A. ......................           51,649
           3,222 Telemar Norte Leste S.A. ....................           84,563
           7,042 Ultrapar Participacoes S.A. .................          154,307
           3,949 Usinas Siderurgicas de Minas Gerais S.A. ....           25,981
           4,237 Vale S.A. ...................................           96,232
                                                                ----------------
                                                                      3,206,227
                                                                ----------------

                 CHILE - 4.7%
          42,613 Aguas Andinas S.A. ..........................           25,467
          13,279 Empresas CMPC S.A. ..........................           56,910
           5,860 ENTEL Chile S.A. ............................          118,483
                                                                ----------------
                                                                        200,860
                                                                ----------------

                 COLOMBIA - 1.6%
          22,380 Ecopetrol S.A. ..............................           68,008
                                                                ----------------

                 MEXICO - 17.9%
           6,427 Alfa SAB de C.V. ............................           92,528

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 MEXICO - (CONTINUED)
           7,557 Coca-Cola Femsa SAB de C.V. .................   $       80,279
          13,735 Fomento Economico Mexicano SAB de C.V. ......          112,939
          35,194 Grupo Bimbo SAB de C.V. .....................           82,141
           1,170 Grupo Elektra SA de C.V. ....................          109,375
           9,418 Grupo Mexico SAB de C.V. ....................           29,740
           7,800 Grupo Modelo SAB de C.V. ....................           54,687
           3,027 Industrias Penoles SAB de C.V. ..............          146,893
          14,689 Mexichem SAB de C.V. ........................           56,603
                                                                ----------------
                                                                        765,185
                                                                ----------------

                 TOTAL INVESTMENTS - 99.2% ...................        4,240,280
                 (Cost $4,157,949) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.8% .....           34,217
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     4,274,497
                                                                ================

---------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $329,945 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $247,614.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
COMMON STOCKS*................................  $     4,240,280  $     4,240,280  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for country breakout.

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

     Metals & Mining                                                      10.6%
     Electric Utilities                                                    9.6
     Food Products                                                         8.7
     Oil, Gas & Consumable Fuels                                           8.4
     Water Utilities                                                       7.8
     Transportation Infrastructure                                         7.1
     Diversified Telecommunication Services                                6.8
     Paper & Forest Products                                               6.6
     Beverages                                                             6.5
     Health Care Providers & Services                                      3.6
     Containers & Packaging                                                3.5
     Specialty Retail                                                      3.4
     Chemicals                                                             2.9
     Household Durables                                                    2.8
     Wireless Telecommunication Services                                   2.8
     Airlines                                                              2.5
     Industrial Conglomerates                                              2.2
     Real Estate Management & Development                                  2.0
     IT Services                                                           0.8
     Multiline Retail                                                      0.6
     Net Other Assets and Liabilities                                      0.8
                                                                       ---------
                                                                         100.0%
                                                                       =========

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.1%

                 AEROSPACE & DEFENSE - 0.7%
          7,359  Embraer S.A. ................................  $        59,019
                                                                ----------------

                 AIRLINES - 2.2%
          7,273  TAM S.A. ....................................          181,282
                                                                ----------------

                 BEVERAGES - 1.3%
          2,572  Cia de Bebidas das Americas .................          106,447
                                                                ----------------

                 CAPITAL MARKETS - 1.3%
          6,423  CETIP S.A. - Balcao Organizado Ativos
                    Derivativos ..............................          106,613
                                                                ----------------

                 CHEMICALS - 2.6%
         27,045  Braskem S.A. ................................          214,084
                                                                ----------------

                 COMMERCIAL BANKS - 4.1%
          2,814  Banco Bradesco S.A. .........................           49,160
          3,652  Banco do Brasil S.A. ........................           51,915
         17,309  Banco do Estado do Rio Grande do Sul S.A. ...          186,796
          2,546  Itau Unibanco Holding S.A. ..................           48,718
                                                                ----------------
                                                                        336,589
                                                                ----------------

                 CONTAINERS & PACKAGING - 2.5%
         43,273  Klabin S.A. .................................          200,073
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.7%
          8,831  BM&FBovespa S.A. ............................           54,376
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 9.1%
         39,773  Brasil Telecom S.A. .........................          212,869
         19,714  Tele Norte Leste Participacoes S.A. .........          225,062
          3,335  Telefonica Brasil S.A. ......................          103,204
          7,731  Telemar Norte Leste S.A. ....................          202,905
                                                                ----------------
                                                                        744,040
                                                                ----------------

                 ELECTRIC UTILITIES - 10.9%
          4,477  Cia de Transmissao de Energia Electrica
                    Paulista .................................          153,260
          6,674  Cia Paranaense de Energia ...................          156,298
         13,304  CPFL Energia SA .............................          200,057
         11,855  Eletropaulo Metropolitana Eletricidade de
                    Sao Paulo S.A. ...........................          249,381
          9,015  Light S.A. ..................................          128,154
                                                                ----------------
                                                                        887,150
                                                                ----------------

                 FOOD & STAPLES RETAILING - 4.6%
          5,167  Cia Brasileira de Distribuicao ..............          246,256
         13,345  Raia Drogasil S.A. ..........................          129,762
                                                                ----------------
                                                                        376,018
                                                                ----------------

                 FOOD PRODUCTS - 11.0%
         11,882  BRF - Brasil Foods S.A. .....................          234,327
         16,027  Cosan S.A. Industria e Comercio .............          298,160
         42,703  JBS S.A. (a) ................................          175,449

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 FOOD PRODUCTS - (CONTINUED)
          7,257  M Dias Branco S.A. ..........................  $       190,027
                                                                ----------------
                                                                        897,963
                                                                ----------------

                 HOUSEHOLD DURABLES - 4.0%
          5,832  Cyrela Brazil Realty S.A. Empreendimentos e
                    Participacoes ............................           51,596
         24,265  MRV Engenharia e Participacoes S.A. .........          172,139
         29,337  PDG Realty S.A. Empreendimentos e
                    Participacoes ............................          101,409
                                                                ----------------
                                                                        325,144
                                                                ----------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.0%
          9,306  MPX Energia S.A. (a).........................          241,234
                                                                ----------------

                 INSURANCE - 1.8%
          8,126  Porto Seguro S.A. ...........................           89,564
          5,731  Sul America S.A. ............................           53,686
                                                                ----------------
                                                                        143,250
                                                                ----------------

                 IT SERVICES - 2.9%
          5,387  Cielo S.A. ..................................          182,641
          2,965  Redecard S.A. ...............................           57,580
                                                                ----------------
                                                                        240,221
                                                                ----------------

                 METALS & MINING - 11.4%
         13,655  Bradespar S.A. ..............................          260,765
         11,555  Cia Siderurgica Nacional S.A. ...............          109,002
         11,937  Gerdau S.A. .................................          114,174
         14,497  Metalurgica Gerdau S.A. .....................          178,607
          8,527  Usinas Siderurgicas de Minas Gerais S.A. ....           56,101
          9,153  Vale S.A. ...................................          207,885
                                                                ----------------
                                                                        926,534
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 6.8%
         20,136  Petroleo Brasileiro S.A. ....................          257,567
         13,518  Ultrapar Participacoes S.A. .................          296,212
                                                                ----------------
                                                                        553,779
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 4.1%
         29,107  Duratex S.A. ................................          183,528
         18,719  Fibria Celulose S.A. ........................          153,817
                                                                ----------------
                                                                        337,345
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.5%
         13,959  Alpargatas S.A. .............................          120,744
                                                                ----------------

                 TOBACCO - 1.4%
          7,555  Souza Cruz S.A. .............................          115,884
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 0.7%
          6,204  EcoRodovias Infraestrutura e Logistica S.A.             54,208
                                                                ----------------

                 WATER UTILITIES - 7.6%
          8,317  Cia de Saneamento Basico do Estado de
                    Sao Paulo ................................          317,380

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BRAZIL ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 WATER UTILITIES - (CONTINUED)
         12,956  Cia de Saneamento de Minas Gerais-Copasa MG..  $       302,138
                                                                ----------------
                                                                        619,518
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.9%
         37,465  Tim Participacoes S.A. ......................          239,101
                                                                ----------------

                 TOTAL INVESTMENTS - 99.1% ...................        8,080,616
                 (Cost $8,109,721) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.9% .....           71,453
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     8,152,069
                                                                ================

---------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $636,693 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $665,798.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     8,080,616  $     8,080,616  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Brazil                                                                99.1%
    Net Other Assets and Liabilities                                       0.9
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AEROSPACE & DEFENSE - 0.6%
         45,999  AviChina Industry & Technology Co., Ltd. ....   $       21,028
                                                                ----------------

                 AIRLINES - 2.9%
         53,999  Air China Ltd. ..............................           37,341
        116,999  China Southern Airlines Co., Ltd. (a)........           55,746
                                                                ----------------
                                                                         93,087
                                                                ----------------

                 AUTOMOBILES - 5.2%
         35,999  Brilliance China Automotive Holdings Ltd. (a)           38,801
         67,863  Great Wall Motor Co., Ltd. ..................          131,609
                                                                ----------------
                                                                        170,410
                                                                ----------------

                 CHEMICALS - 3.3%
        297,392  Sinopec Shanghai Petrochemical Co., Ltd. ....          107,613
                                                                ----------------

                 COMMERCIAL BANKS - 3.2%
        114,500  China Minsheng Banking Corp. Ltd. ...........          103,655
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 1.0%
         12,600  ZTE Corp. ...................................           33,830
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 0.8%
         30,000  Lenovo Group Ltd. ...........................           26,927
                                                                ----------------

                 CONSTRUCTION & ENGINEERING - 2.8%
         51,000  China Communications Construction Co., Ltd.             50,964
         63,500  China Railway Group Ltd. ....................           20,279
         88,000  Metallurgical Corp of China Ltd. ............           19,718
                                                                ----------------
                                                                         90,961
                                                                ----------------

                 CONSTRUCTION MATERIALS - 2.2%
         30,000  BBMG Corp. ..................................           25,265
         35,654  China National Building Material Co., Ltd. ..           44,949
                                                                ----------------
                                                                         70,214
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
          9,000  China Unicom Hong Kong Ltd. .................           15,182
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.6%
         33,520  Kingboard Chemical Holdings Ltd. ............          116,330
                                                                ----------------

                 FOOD PRODUCTS - 8.4%
         76,999  China Foods Ltd. ............................           74,168
         61,000  China Yurun Food Group Ltd. .................           86,564
        162,000  CP Pokphand Co. .............................           19,610
        132,499  Uni-President China Holdings Ltd. ...........           92,819
                                                                ----------------
                                                                        273,161
                                                                ----------------

                 GAS UTILITIES - 2.5%
         42,000  China Resources Gas Group Ltd. ..............           81,668
                                                                ----------------

                 HOUSEHOLD DURABLES - 3.1%
         88,999  Haier Electronics Group Co., Ltd. (a)........          100,625
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.8%
         52,000  China Resources Power Holdings Co., Ltd. ....  $        96,158
        180,142  Datang International Power Generation Co.,
                    Ltd. .....................................           63,561
        112,185  Huaneng Power International, Inc. ...........           61,109
                                                                ----------------
                                                                        220,828
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 3.1%
         21,706  Citic Pacific Ltd. ..........................           36,561
         21,000  Shanghai Industrial Holdings Ltd. ...........           64,496
                                                                ----------------
                                                                        101,057
                                                                ----------------

                 INSURANCE - 0.5%
         14,000  PICC Property & Casualty Co., Ltd. ..........           16,640
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 1.6%
            886  NetEase.com, ADR (a).........................           51,477
                                                                ----------------

                 MACHINERY - 3.7%
        113,000  Yangzijiang Shipbuilding Holdings Ltd. ......          119,558
                                                                ----------------

                 MARINE - 3.5%
        261,497  China Shipping Container Lines Co., Ltd. (a).           90,246
         32,513  China Shipping Development Co., Ltd. ........           22,525
                                                                ----------------
                                                                        112,771
                                                                ----------------

                 METALS & MINING - 5.9%
         18,000  Jiangxi Copper Co., Ltd. ....................           41,398
        124,000  Maanshan Iron & Steel .......................           35,768
        236,000  Minmetals Resources Ltd. (a).................          112,750
                                                                ----------------
                                                                        189,916
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 7.6%
         94,803  China Petroleum & Chemical Corp. ............          103,159
         11,000  CNOOC Ltd. ..................................           22,608
        354,000  United Energy Group Ltd. (a).................           60,629
         27,000  Yanzhou Coal Mining Co., Ltd. ...............           58,690
                                                                ----------------
                                                                        245,086
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 20.1%
         88,453  Agile Property Holdings Ltd. ................          101,945
        212,499  Country Garden Holdings Co. .................           81,819
        144,245  Evergrande Real Estate Group Ltd. ...........           77,086
        125,800  Guangzhou R&F Properties Co., Ltd. ..........          153,250
        867,708  Renhe Commercial Holdings Co., Ltd. .........           60,339
         93,007  Shimao Property Holdings Ltd. ...............           98,929
        171,500  Sino-Ocean Land Holdings Ltd. ...............           80,388
                                                                ----------------
                                                                        653,756
                                                                ----------------

                 ROAD & RAIL - 1.3%
        112,107  Guangshen Railway Co., Ltd. .................           43,454
                                                                ----------------

                 SPECIALTY RETAIL - 2.5%
         81,000  China ZhengTong Auto Services Holdings
                    Ltd. (a)..................................           80,316
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CHINA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 TRANSPORTATION INFRASTRUCTURE - 3.2%
         68,000  COSCO Pacific Ltd. ..........................  $       102,277
                                                                ----------------

                 TOTAL INVESTMENTS - 99.9% ...................        3,241,827
                 (Cost $3,213,857) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            4,793
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,246,620
                                                                ================

---------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $246,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $218,320.

ADR   American Depositary Receipt

---------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,241,827  $     3,241,827  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    China                                                                 41.3%
    Cayman Islands                                                        23.5
    Bermuda                                                               17.4
    Hong Kong                                                             14.0
    Singapore                                                              3.7
    Net Other Assets and Liabilities                                       0.1
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.8%

                 AIR FREIGHT & LOGISTICS - 0.6%
          1,500  Yamato Holdings Co., Ltd. ...................  $        23,179
                                                                ----------------

                 AUTO COMPONENTS - 4.0%
          1,100  Bridgestone Corp. ...........................           26,660
          3,000  NGK Spark Plug Co., Ltd. ....................           42,805
          2,100  Sumitomo Rubber Industries Ltd. .............           27,883
          1,600  Toyoda Gosei Co., Ltd. ......................           31,142
            900  Toyota Industries Corp. .....................           27,140
                                                                ----------------
                                                                        155,630
                                                                ----------------

                 AUTOMOBILES - 1.6%
          6,000  Fuji Heavy Industries Ltd. ..................           48,206
          1,400  Nissan Motor Co., Ltd. ......................           14,901
                                                                ----------------
                                                                         63,107
                                                                ----------------

                 BEVERAGES - 0.3%
            600  Asahi Group Holdings Ltd. ...................           13,287
                                                                ----------------

                 BUILDING PRODUCTS - 0.9%
          4,000  Asahi Glass Co., Ltd. .......................           33,925
                                                                ----------------

                 CHEMICALS - 12.3%
          3,000  Air Water, Inc. .............................           38,710
          8,000  Asahi Kasei Corp. ...........................           49,390
          6,000  Daicel Chemical Industries Ltd. .............           38,637
          7,000  Mitsubishi Chemical Holdings Corp. ..........           37,381
         11,000  Mitsubishi Gas Chemical Co., Inc. ...........           73,493
         17,000  Mitsui Chemicals, Inc. ......................           51,552
          6,000  Nippon Shokubai Co., Ltd. ...................           69,518
         12,000  Showa Denko KK ..............................           27,256
         16,000  Teijin Ltd. .................................           53,739
          5,000  Toray Industries, Inc. ......................           37,091
          1,000  Zeon Corp. ..................................            9,267
                                                                ----------------
                                                                        486,034
                                                                ----------------

                 COMMERCIAL BANKS - 2.2%
          5,900  Mitsubishi UFJ Financial Group, Inc. ........           29,368
         36,000  Shinsei Bank Ltd. ...........................           46,973
          1,000  Shizuoka Bank (The) Ltd. ....................           10,294
                                                                ----------------
                                                                         86,635
                                                                ----------------

                 DIVERSIFIED CONSUMER SERVICES - 0.6%
            500  Benesse Holdings, Inc. ......................           24,918
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.4%
            320  Mitsubishi UFJ Lease & Finance Co., Ltd. ....           14,073
            450  ORIX Corp. ..................................           42,950
                                                                ----------------
                                                                         57,023
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
          1,200  Nippon Telegraph & Telephone Corp. ..........           54,440
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 ELECTRIC UTILITIES - 2.6%
          1,800  Hokkaido Electric Power Co., Inc. ...........  $        26,422
          1,600  Kansai Electric Power Co., Inc. .............           24,782
          1,800  Shikoku Electric Power Co., Inc. ............           50,736
                                                                ----------------
                                                                        101,940
                                                                ----------------

                 ELECTRICAL EQUIPMENT - 1.2%
          3,500  Sumitomo Electric Industries Ltd. ...........           47,910
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.9%
          2,100  FUJIFILM Holdings Corp. .....................           49,246
          1,900  Ibiden Co., Ltd. ............................           48,596
            300  Kyocera Corp. ...............................           27,474
          6,000  Nippon Electric Glass Co., Ltd. .............           52,120
            300  TDK Corp. ...................................           16,999
                                                                ----------------
                                                                        194,435
                                                                ----------------

                 FOOD & STAPLES RETAILING - 3.2%
          3,700  Aeon Co., Ltd. ..............................           48,636
            900  FamilyMart Co., Ltd. ........................           38,057
            600  Lawson, Inc. ................................           37,768
                                                                ----------------
                                                                        124,461
                                                                ----------------

                 FOOD PRODUCTS - 2.6%
          1,000  Ajinomoto Co., Inc. .........................           12,541
          4,400  Kewpie Corp. ................................           64,801
          2,000  Nippon Meat Packers, Inc. ...................           25,396
                                                                ----------------
                                                                        102,738
                                                                ----------------

                 GAS UTILITIES - 1.9%
          3,000  Osaka Gas Co., Ltd. .........................           12,033
          8,000  Toho Gas Co., Ltd. ..........................           47,167
          3,000  Tokyo Gas Co., Ltd. .........................           14,136
                                                                ----------------
                                                                         73,336
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 5.6%
          1,500  Alfresa Holdings Corp. ......................           71,312
          6,000  Medipal Holdings Corp. ......................           77,709
          2,300  Suzuken Co., Ltd. ...........................           70,915
                                                                ----------------
                                                                        219,936
                                                                ----------------

                 HOUSEHOLD DURABLES - 0.4%
          2,000  Sekisui Chemical Co., Ltd. ..................           17,349
                                                                ----------------

                 HOUSEHOLD PRODUCTS - 1.1%
            800  Unicharm Corp. ..............................           42,238
                                                                ----------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
            500  Electric Power Development Co., Ltd. ........           13,556
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 0.6%
          5,000  Keihan Electric Railway Co., Ltd. ...........           23,801
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 INTERNET & CATALOG RETAIL - 1.3%
          2,700  Start Today Co., Ltd. .......................  $        49,746
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 1.2%
          1,800  Gree, Inc. ..................................           45,429
                                                                ----------------

                 IT SERVICES - 2.1%
          1,100  Itochu Techno-Solutions Corp. ...............           49,239
            400  Otsuka Corp. ................................           32,524
                                                                ----------------
                                                                         81,763
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 2.1%
          4,400  Namco Bandai Holdings, Inc. .................           63,472
            900  Universal Entertainment Corp. ...............           20,181
                                                                ----------------
                                                                         83,653
                                                                ----------------

                 MACHINERY - 1.9%
          4,000  Hino Motors Ltd. ............................           28,899
          2,600  JTEKT Corp. .................................           31,130
          1,000  NGK Insulators Ltd. .........................           14,268
                                                                ----------------
                                                                         74,297
                                                                ----------------

                 MEDIA - 3.3%
             12  CyberAgent, Inc. ............................           31,316
            650  Hakuhodo DY Holdings, Inc. ..................           40,836
          3,900  Tokyo Broadcasting System Holdings, Inc. ....           58,144
                                                                ----------------
                                                                        130,296
                                                                ----------------

                 METALS & MINING - 6.0%
          6,000  Daido Steel Co., Ltd. .......................           41,537
            700  JFE Holdings, Inc. ..........................           15,037
         33,000  Kobe Steel Ltd. .............................           53,425
          5,000  Mitsubishi Materials Corp. ..................           15,827
         15,000  Nippon Steel Corp. ..........................           41,138
          5,000  Sumitomo Metal Mining Co., Ltd. .............           70,255
                                                                ----------------
                                                                        237,219
                                                                ----------------

                 OFFICE ELECTRONICS - 0.3%
          1,500  Konica Minolta Holdings, Inc. ...............           13,103
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 8.9%
         23,000  Cosmo Oil Co., Ltd. .........................           63,912
            600  Idemitsu Kosan Co., Ltd. ....................           59,804
          1,600  Japan Petroleum Exploration Co. .............           74,520
         10,300  JX Holdings, Inc. ...........................           63,838
          9,300  Showa Shell Sekiyu K.K. .....................           59,326
          3,000  TonenGeneral Sekiyu K.K. ....................           27,619
                                                                ----------------
                                                                        349,019
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 0.2%
          2,000  Oji Paper Co., Ltd. .........................            9,665
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 PHARMACEUTICALS - 1.8%
          4,400  Dainippon Sumitomo Pharma Co., Ltd. .........  $        46,621
          2,000  Kyowa Hakko Kirin Co., Ltd. .................           22,230
                                                                ----------------
                                                                         68,851
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
             44  United Urban Investment Corp. ...............           50,236
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
            300  Daito Trust Construction Co., Ltd ...........           26,930
                                                                ----------------

                 ROAD & RAIL - 2.9%
          2,000  Keisei Electric Railway Co., Ltd. ...........           15,465
         13,000  Kintetsu Corp. ..............................           49,474
          1,200  West Japan Railway Co. ......................           48,206
                                                                ----------------
                                                                        113,145
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
          7,000  Dainippon Screen Manufacturing Co., Ltd. ....           63,006
                                                                ----------------

                 SPECIALTY RETAIL - 3.0%
          1,600  K's Holdings Corp. ..........................           51,574
            200  Sanrio Co., Ltd. ............................            7,805
            140  USS Co., Ltd. ...............................           14,191
            730  Yamada Denki Co., Ltd. ......................           45,598
                                                                ----------------
                                                                        119,168
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 8.1%
          5,000  ITOCHU Corp. ................................           54,549
          6,000  Marubeni Corp. ..............................           43,277
          2,500  Mitsubishi Corp. ............................           57,992
          3,200  Mitsui & Co., Ltd. ..........................           52,463
          3,700  Sumitomo Corp. ..............................           53,464
          2,900  Toyota Tsusho Corp. .........................           59,037
                                                                ----------------
                                                                        320,782
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 0.2%
          1,000  Kamigumi Co., Ltd. ..........................            8,276
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.2%
             10  KDDI Corp. ..................................           64,758
             14  NTT DoCoMo, Inc. ............................           23,240
                                                                ----------------
                                                                         87,998
                                                                ----------------

                 TOTAL INVESTMENTS - 98.8% ...................        3,892,460
                 (Cost $3,851,329) (a)

                 NET OTHER ASSETS AND LIABILITIES - 1.2% .....           48,836
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,941,296
                                                                ================


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST JAPAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $238,266 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $197,135.

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,892,460  $     3,892,460  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Japan                                                                 98.8%
    Net Other Assets and Liabilities                                       1.2
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.2%

                 AIR FREIGHT & LOGISTICS - 3.3%
            230  Hyundai Glovis Co., Ltd. ....................  $        41,410
                                                                ----------------

                 AIRLINES - 0.7%
            199  Korean Air Lines Co., Ltd. ..................            8,782
                                                                ----------------

                 AUTO COMPONENTS - 3.8%
            584  Hankook Tire Co., Ltd. ......................           21,622
            171  Mando Corp. .................................           25,128
                                                                ----------------
                                                                         46,750
                                                                ----------------

                 AUTOMOBILES - 4.8%
            166  Hyundai Motor Co. ...........................           34,136
            397  Kia Motors Corp. ............................           25,963
                                                                ----------------
                                                                         60,099
                                                                ----------------

                 BUILDING PRODUCTS - 2.2%
             93  KCC Corp. ...................................           26,758
                                                                ----------------

                 CHEMICALS - 4.6%
            363  Hanwha Chem Corp. ...........................            8,602
            800  Hanwha Corp. ................................           22,982
             59  Honam Petrochemical Corp. ...................           17,522
             39  OCI Co., Ltd. ...............................            7,934
                                                                ----------------
                                                                         57,040
                                                                ----------------

                 COMMERCIAL BANKS - 2.2%
            710  Industrial Bank of Korea ....................            8,616
          2,402  Korea Exchange Bank .........................           18,359
                                                                ----------------
                                                                         26,975
                                                                ----------------

                 CONSTRUCTION & ENGINEERING - 4.8%
            840  Daewoo Engineering & Construction Co.,
                    Ltd. (a)..................................            7,562
            271  Doosan Heavy Industries & Construction Co.,
                    Ltd. .....................................           15,260
            125  Hyundai Engineering & Construction Co., Ltd.             8,914
            381  KEPCO Engineering & Construction Co., Inc. ..           27,472
                                                                ----------------
                                                                         59,208
                                                                ----------------

                 CONSUMER FINANCE - 3.2%
          1,135  Samsung Card Co. ............................           39,518
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.5%
          2,390  KT Corp., ADR ...............................           32,719
          5,956  LG Uplus Corp. ..............................           35,745
                                                                ----------------
                                                                         68,464
                                                                ----------------

                 ELECTRIC UTILITIES - 1.6%
          1,036  Korea Electric Power Corp. (a)...............           20,481
                                                                ----------------

                 ELECTRICAL EQUIPMENT - 1.3%
            232  LS Corp. ....................................           16,381
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
          1,440  LG Display Co., Ltd. ........................           33,679
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 FOOD PRODUCTS - 6.3%
             91  CJ CheilJedang Corp. ........................  $        26,985
             16  Lotte Confectionery Co., Ltd. ...............           23,427
             39  Orion Corp./Republic of South Korea .........           27,399
                                                                ----------------
                                                                         77,811
                                                                ----------------

                 GAS UTILITIES - 3.2%
          1,054  Korea Gas Corp. .............................           40,140
                                                                ----------------

                 HOUSEHOLD DURABLES - 1.4%
            237  LG Electronics, Inc. ........................           17,319
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 8.4%
            308  Doosan Corp. ................................           41,047
            431  LG Corp. ....................................           24,725
            292  SK Holdings Co., Ltd. .......................           38,013
                                                                ----------------
                                                                        103,785
                                                                ----------------

                 INSURANCE - 9.1%
            653  Dongbu Insurance Co., Ltd. ..................           28,211
          1,280  Hyundai Marine & Fire Insurance Co., Ltd. ...           36,828
          4,770  Korea Life Insurance Co., Ltd. ..............           31,532
             84  Samsung Fire & Marine Insurance Co., Ltd. ...           15,865
                                                                ----------------
                                                                        112,436
                                                                ----------------

                 IT SERVICES - 1.2%
            151  SK C&C Co., Ltd. ............................           14,926
                                                                ----------------

                 MACHINERY - 5.6%
            730  Daewoo Shipbuilding & Marine Engineering Co.,
                    Ltd. .....................................           19,522
            137  Hyundai Heavy Industries Co., Ltd. ..........           38,873
            320  Samsung Heavy Industries Co., Ltd. ..........           10,662
                                                                ----------------
                                                                         69,057
                                                                ----------------

                 METALS & MINING - 3.9%
            184  Hyundai Steel Co. ...........................           16,564
             93  POSCO .......................................           31,190
                                                                ----------------
                                                                         47,754
                                                                ----------------

                 MULTILINE RETAIL - 3.7%
             26  Lotte Shopping Co, Ltd. .....................            8,146
            180  Shinsegae Co., Ltd. .........................           37,969
                                                                ----------------
                                                                         46,115
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 3.2%
            696  GS Holdings .................................           39,866
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
          2,012  Hynix Semiconductor, Inc. ...................           51,940
             25  Samsung Electronics Co., Ltd. ...............           28,132
                                                                ----------------
                                                                         80,072
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 TOBACCO - 0.6%
            108  KT&G Corp. ..................................  $         7,664
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 2.3%
            610  Daewoo International Corp. ..................           19,327
            130  Samsung C&T Corp. ...........................            9,110
                                                                ----------------
                                                                         28,437
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 3.1%
          2,725  SK Telecom Co., Ltd., ADR ...................           37,905
                                                                ----------------

                 TOTAL INVESTMENTS - 99.2% ...................        1,228,832
                 (Cost $1,319,801) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.8% .....           10,296
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     1,239,128
                                                                ================

---------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $52,683 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $143,652.

ADR   American Depositary Receipt

VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     1,228,832  $     1,228,832  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    South Korea                                                           99.2%
    Net Other Assets and Liabilities                                       0.8
                                                                       ---------
                                                                         100.0%
                                                                       =========


* See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.4%

                 AUSTRALIA - 1.5%
         21,679  Amcor Ltd. ..................................  $       167,074
         18,617  Caltex Australia Ltd. .......................          267,861
         31,888  GPT Group ...................................          103,057
         35,506  Qantas Airways Ltd. (b)......................           65,650
          5,275  Ramsay Health Care Ltd. .....................          106,824
                                                                ----------------
                                                                        710,466
                                                                ----------------

                 AUSTRIA - 1.0%
          3,225  OMV AG ......................................          114,626
          7,947  Strabag SE ..................................          242,132
          3,297  Voestalpine AG ..............................          110,876
                                                                ----------------
                                                                        467,634
                                                                ----------------

                 BELGIUM - 0.9%
          1,657  Delhaize Group S.A. .........................           87,182
          4,818  Elia System Operator S.A. N.V. ..............          204,018
          2,073  KBC Groep N.V. ..............................           52,005
          3,525  NV Bekaert S.A. .............................          113,560
                                                                ----------------
                                                                        456,765
                                                                ----------------

                 BERMUDA - 4.1%
         25,678  Cheung Kong Infrastructure Holdings Ltd. ....          155,909
         11,700  Dairy Farm International Holdings Ltd. ......          122,148
        109,716  First Pacific Co., Ltd. .....................          121,506
         10,427  Guoco Group Ltd. ............................           90,902
         54,926  Hongkong Land Holdings Ltd. .................          319,120
          4,218  Jardine Matheson Holdings Ltd. ..............          210,900
          9,530  Jardine Strategic Holdings Ltd. .............          290,760
         61,381  Kerry Properties Ltd. .......................          275,859
         60,206  Orient Overseas International Ltd. ..........          428,351
                                                                ----------------
                                                                      2,015,455
                                                                ----------------

                 CANADA - 9.6%
          8,685  Alimentation Couche Tard, Inc. ..............          285,161
          3,735  AltaGas Ltd. ................................          115,894
          4,124  Atco, Ltd. ..................................          289,170
          5,299  Boardwalk Real Estate Investment Trust ......          303,346
         14,099  Brookfield Office Properties, Inc. ..........          245,243
          4,193  Dollarama, Inc. .............................          195,557
          2,649  Empire Co., Ltd. ............................          152,973
          7,627  Enbridge, Inc. ..............................          296,225
          1,337  Franco-Nevada Corp. .........................           57,491
          2,510  Genworth MI Canada, Inc. ....................           55,688
          2,441  IAMGOLD Corp. ...............................           32,499
          4,606  Inmet Mining Corp. ..........................          260,443
          3,549  Intact Financial Corp. ......................          213,591
         16,841  Jean Coutu Group PJC (The), Inc. ............          238,065
         91,356  Katanga Mining Ltd. (b)......................           96,169
          4,516  Keyera Corp. ................................          186,263
         55,943  Lundin Mining Corp. (b)......................          250,705

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 CANADA - (CONTINUED)
          2,926  Magna International, Inc. ...................  $       139,516
          9,331  Nexen, Inc. .................................          171,100
          3,961  Pembina Pipeline Corp. ......................          111,906
          3,251  Penn West Petroleum Ltd. ....................           63,524
          2,464  Petrominerales Ltd. .........................           45,824
         11,956  Research In Motion Ltd. (b)..................          175,363
            539  Sino-Forest Corp. (b)........................              731
          2,075  Tim Hortons, Inc. ...........................          111,005
          1,887  Trilogy Energy Corp. ........................           49,869
         19,813  Viterra, Inc. ...............................          316,031
         14,195  Yamana Gold, Inc. ...........................          221,439
                                                                ----------------
                                                                      4,680,791
                                                                ----------------

                 CAYMAN ISLANDS - 0.5%
         45,712  ENN Energy Holdings Ltd. ....................          157,759
        365,531  GCL-Poly Energy Holdings Ltd. ...............          101,673
                                                                ----------------
                                                                        259,432
                                                                ----------------

                 DENMARK - 0.5%
             33  AP Moller - Maersk A.S. .....................          254,797
                                                                ----------------

                 FINLAND - 1.7%
         22,349  Neste Oil Oyj ...............................          275,266
         41,288  Stora Enso Oyj ..............................          306,717
         17,140  UPM-Kymmene Oyj .............................          233,397
                                                                ----------------
                                                                        815,380
                                                                ----------------

                 FRANCE - 6.0%
          3,318  Arkema S.A. .................................          309,190
            666  Bollore .....................................          138,566
          1,611  Cie Generale des Etablissements Michelin ....          119,956
          1,729  Ciments Francais S.A. .......................          123,715
            346  Eramet ......................................           48,915
            805  Euler Hermes S.A. ...........................           63,237
            691  Fonciere Des Regions ........................           55,507
          2,766  Gecina S.A. .................................          288,997
            484  Hermes International ........................          163,088
          3,109  Icade .......................................          277,358
          7,777  Peugeot S.A. ................................          125,244
          7,281  Renault S.A. ................................          383,814
          2,187  Total S.A. ..................................          111,539
            275  Unibail-Rodamco SE ..........................           54,997
          7,096  Vivendi S.A. ................................          130,224
          3,066  Wendel S.A. .................................          261,908
          2,510  Zodiac Aerospace ............................          261,346
                                                                ----------------
                                                                      2,917,601
                                                                ----------------

                 GERMANY - 2.7%
          3,825  Aurubis AG ..................................          201,939
         14,975  Deutsche Lufthansa AG .......................          209,608

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 GERMANY - (CONTINUED)
          6,496  Infineon Technologies AG ....................  $        66,416
            993  Lanxess AG ..................................           82,084
            622  MAN SE ......................................           82,815
          2,741  SGL Carbon SE (b)............................          125,554
            922  SMA Solar Technology AG .....................           41,784
          3,388  Suedzucker AG ...............................          107,881
          1,567  Volkswagen AG ...............................          252,670
          1,614  Wacker Chemie AG ............................          142,308
                                                                ----------------
                                                                      1,313,059
                                                                ----------------

                 GREECE - 0.4%
         12,328  Hellenic Petroleum S.A. .....................           95,363
         18,133  Public Power Corp. S.A. .....................           81,016
                                                                ----------------
                                                                        176,379
                                                                ----------------

                 HONG KONG - 9.1%
        120,384  Cathay Pacific Airways Ltd. .................          222,613
        633,485  Champion Real Estate Investment Trust .......          268,386
         22,856  Cheung Kong Holdings Ltd. ...................          295,209
         15,992  CLP Holdings Ltd. ...........................          137,771
        386,103  Fosun International Ltd. ....................          228,712
         42,973  Henderson Land Development Co., Ltd. ........          236,017
         85,112  Hopewell Holdings Ltd. ......................          233,452
         33,002  Hutchison Whampoa Ltd. ......................          329,572
         81,839  Hysan Development Co., Ltd. .................          325,647
         77,045  Link REIT ...................................          286,728
        277,703  New World Development Ltd. ..................          333,649
        437,345  Shougang Fushan Resources Group Ltd. ........          148,118
        165,609  Sino Land Co., Ltd. .........................          264,444
         21,544  Sun Hung Kai Properties Ltd. ................          267,720
         27,428  Swire Pacific Ltd. ..........................          307,461
         49,561  Wharf Holdings Ltd. .........................          269,327
         82,668  Wheelock & Co., Ltd. ........................          248,572
                                                                ----------------
                                                                      4,403,398
                                                                ----------------

                 IRELAND - 0.5%
          3,800  Paddy Power PLC .............................          239,314
                                                                ----------------

                 ITALY - 1.6%
          6,612  Davide Campari-Milano S.p.A .................           45,018
        192,893  Edison S.p.A (b).............................          220,730
         10,920  Enel S.p.A ..................................           39,498
          5,484  ENI S.p.A ...................................          128,653
          4,887  Exor S.p.A ..................................          123,382
         26,586  Fiat S.p.A ..................................          156,298
         13,891  Finmeccanica S.p.A ..........................           75,217
                                                                ----------------
                                                                        788,796
                                                                ----------------

                 JAPAN - 24.3%
         11,400  Aeon Co., Ltd. ..............................          149,851

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 JAPAN - (CONTINUED)
          4,000  Ajinomoto Co., Inc. .........................  $        50,163
          1,200  Alfresa Holdings Corp .......................           57,050
          8,000  Asahi Kasei Corp. ...........................           49,390
          2,300  Bridgestone Corp. ...........................           55,742
          9,800  Century Tokyo Leasing Corp. .................          197,847
          2,400  Coca-Cola West Co., Ltd. ....................           42,073
         62,000  Cosmo Oil Co., Ltd. .........................          172,285
         18,000  Daicel Chemical Industries Ltd. .............          115,912
         17,000  Daido Steel Co., Ltd. .......................          117,688
          5,000  Daihatsu Motor Co., Ltd. ....................           91,579
         18,300  Dainippon Sumitomo Pharma Co., Ltd. .........          193,900
          2,700  Daito Trust Construction Co., Ltd ...........          242,370
         15,000  Daiwa House Industry Co., Ltd. ..............          198,260
          1,100  Dena Co., Ltd. ..............................           30,474
          7,600  Dentsu, Inc. ................................          242,039
          1,600  Don Quijote Co., Ltd. .......................           58,089
          6,500  Exedy Corp. .................................          185,254
         25,000  Fuji Heavy Industries Ltd. ..................          200,858
          4,500  FUJIFILM Holdings Corp. .....................          105,527
          7,900  Gree, Inc. ..................................          199,385
          3,430  Hakuhodo DY Holdings, Inc. ..................          215,489
         32,000  Hino Motors Ltd. ............................          231,195
         13,200  Hitachi Transport System Ltd. ...............          240,014
          5,000  House Foods Corp. ...........................           85,478
          2,300  Ibiden Co., Ltd. ............................           58,827
          1,700  Idemitsu Kosan Co., Ltd. ....................          169,445
          4,500  Itochu Techno-Solutions Corp. ...............          201,432
             10  Japan Tobacco, Inc. .........................           56,301
          2,000  JGC Corp. ...................................           61,979
          8,700  JS Group Corp. ..............................          182,157
          9,100  JX Holdings, Inc. ...........................           56,401
          6,400  K's Holdings Corp. ..........................          206,297
         46,000  Kajima Corp. ................................          140,051
          3,400  Kakaku.com, Inc. ............................           89,056
          5,500  Kansai Electric Power Co., Inc. .............           85,188
             21  KDDI Corp. ..................................          135,991
         13,700  Kewpie Corp. ................................          201,768
         28,000  Kobe Steel Ltd. .............................           45,330
          1,700  Konami Corp. ................................           48,184
             29  M3, Inc. ....................................          105,111
          1,000  Meiji Holdings Co., Ltd. ....................           43,675
          2,300  Miraca Holdings, Inc. .......................           89,755
         22,500  Mitsubishi Chemical Holdings Corp. ..........          120,152
        147,000  Mitsubishi Motors Corp. (b)..................          166,945
          6,900  Mitsui & Co Ltd. ............................          113,124
         28,000  Mitsui Chemicals, Inc. ......................           84,910
         18,300  Namco Bandai Holdings, Inc. .................          263,987
          6,300  Nikon Corp. .................................          191,200
         22,000  Nippon Electric Glass Co., Ltd. .............          191,108

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 JAPAN - (CONTINUED)
         23,000  Nippon Express Co., Ltd. ....................  $        89,755
          3,900  Nippon Paper Group, Inc. ....................           81,185
          8,000  Nippon Shokubai Co., Ltd. ...................           92,691
          3,000  Nippon Telegraph & Telephone Corp. ..........          136,100
            450  Nitori Holdings Co., Ltd. ...................           40,667
         20,000  Obayashi Corp. ..............................           87,230
         37,000  Oji Paper Co., Ltd. .........................          178,809
            670  ORIX Corp. ..................................           63,948
         35,000  Osaka Gas Co., Ltd. .........................          140,389
            700  Otsuka Corp. ................................           56,917
          7,800  Park24 Co., Ltd. ............................          105,074
             90  Rakuten, Inc. ...............................           94,273
         25,000  Rengo Co., Ltd. .............................          173,070
          1,200  Rinnai Corp. ................................           86,408
         18,000  Sekisui Chemical Co., Ltd. ..................          156,143
            500  Shimamura Co., Ltd. .........................           55,938
         23,000  Showa Denko KK ..............................           52,241
         13,800  Showa Shell Sekiyu K.K. .....................           88,032
          9,100  Start Today Co., Ltd. .......................          167,663
          4,000  Sumitomo Corp. ..............................           57,799
         11,000  Sumitomo Metal Mining Co., Ltd. .............          154,561
         19,000  Sumitomo Rubber Industries Ltd. .............          252,277
          6,300  Sundrug Co., Ltd. ...........................          194,853
         52,000  Taisei Corp. ................................          135,701
          2,700  TDK Corp. ...................................          152,990
         38,000  Toho Gas Co., Ltd. ..........................          224,042
          4,500  Tokyo Broadcasting System Holdings, Inc. ....           67,090
         14,000  Tokyu Land Corp. ............................           68,503
         18,000  TonenGeneral Sekiyu K.K. ....................          165,712
         17,000  TOTO Ltd. ...................................          127,957
          4,000  Toyo Suisan Kaisha Ltd. .....................          103,854
          5,500  Toyota Tsusho Corp. .........................          111,967
         73,000  Ube Industries Ltd./Japan ...................          198,441
          1,000  Unicharm Corp. ..............................           52,797
            139  United Urban Investment Corp. ...............          158,699
          1,100  West Japan Railway Co. ......................           44,189
          1,380  Yamada Denki Co., Ltd. ......................           86,198
         13,700  Yamato Holdings Co., Ltd. ...................          211,699
         13,000  Yamazaki Baking Co., Ltd. ...................          186,275
         20,700  Yokogawa Electric Corp. .....................          209,326
         33,000  Yokohama Rubber (The) Co., Ltd. .............          237,622
                                                                ----------------
                                                                     11,785,371
                                                                ----------------

                 JERSEY - 0.2%
            505  Randgold Resources Ltd. .....................           43,376
          1,546  Shire PLC ...................................           49,951
                                                                ----------------
                                                                         93,327
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 LUXEMBOURG - 0.5%
          2,997  ArcelorMittal ...............................  $        57,279
          7,005  Ternium S.A., ADR ...........................          165,878
                                                                ----------------
                                                                        223,157
                                                                ----------------

                 MAURITIUS - 0.7%
        527,208  Golden Agri-Resources Ltd. ..................          329,230
                                                                ----------------

                 NETHERLANDS - 1.2%
          5,136  European Aeronautic Defence and Space Co.
                    N.V. .....................................          210,326
          3,041  Gemalto NV ..................................          200,721
          3,316  Koninklijke DSM NV ..........................          191,872
                                                                ----------------
                                                                        602,919
                                                                ----------------

                 NEW ZEALAND - 0.7%
        160,728  Telecom Corp. of New Zealand Ltd. ...........          319,140
                                                                ----------------

                 NORWAY - 0.9%
          5,069  Fred Olsen Energy ASA .......................          198,763
         31,658  Norsk Hydro ASA .............................          172,389
          2,256  Statoil ASA .................................           61,246
                                                                ----------------
                                                                        432,398
                                                                ----------------

                 PORTUGAL - 1.1%
         68,684  Brisa Auto-Estradas de Portugal S.A. ........          244,582
          6,174  Jeronimo Martins SGPS S.A. (b)...............          125,778
         26,380  Portugal Telecom SGPS S.A. ..................          143,512
                                                                ----------------
                                                                        513,872
                                                                ----------------

                 SINGAPORE - 3.0%
        320,938  CapitaCommercial Trust ......................          311,479
          6,000  Jardine Cycle & Carriage Ltd. ...............          230,492
         98,630  Keppel Land Ltd. ............................          272,261
        231,286  Neptune Orient Lines Ltd. ...................          260,348
        114,498  Suntec Real Estate Investment Trust .........          113,856
         76,294  UOL Group Ltd. ..............................          287,684
                                                                ----------------
                                                                      1,476,120
                                                                ----------------

                 SOUTH KOREA - 12.5%
          2,602  Celltrion, Inc. .............................           84,854
         15,440  Cheil Worldwide, Inc. .......................          246,647
            989  CJ CheilJedang Corp. ........................          293,283
          2,928  CJ Corp. ....................................          220,172
          5,552  Dongbu Insurance Co., Ltd. ..................          239,857
          3,440  Green Cross Holdings Corp. ..................           39,469
          9,430  Halla Climate Control Corp. .................          183,515
          1,388  Hankook Tire Co., Ltd. ......................           51,389
          8,060  Hynix Semiconductor, Inc. ...................          208,071
          1,636  Hyundai Glovis Co., Ltd. ....................          294,554
            620  Hyundai Heavy Industries Co., Ltd. ..........          175,923
          6,216  Hyundai Hysco ...............................          219,992
          5,966  Hyundai Marine & Fire Insurance Co., Ltd. ...          171,653

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SOUTH KOREA - (CONTINUED)
            163  Hyundai Mobis ...............................  $        41,216
          1,361  Hyundai Motor Co. ...........................          279,876
            646  Hyundai Steel Co. ...........................           58,155
            761  KCC Corp. ...................................          218,954
          4,010  Kia Motors Corp. ............................          262,249
          1,850  Korea Gas Corp. .............................           70,454
          4,840  KT Corp. ....................................          134,344
          2,855  LG Corp. ....................................          163,784
         11,732  LG Display Co., Ltd. ........................          274,390
            853  LG Electronics, Inc. ........................           62,335
            543  LG Household & Health Care Ltd. .............          285,146
         44,920  LG Uplus Corp. ..............................          269,587
          1,196  Mando Corp. .................................          175,750
            229  Orion Corp/Republic of South Korea ..........          160,879
            622  POSCO .......................................          208,605
          5,508  Samsung Card Co. ............................          191,775
            207  Samsung Electronics Co., Ltd. ...............          232,933
            486  Samsung Engineering Co., Ltd. ...............          103,801
          4,607  Seah Besteel Corp. ..........................          193,339
          1,983  SK C&C Co., Ltd. ............................          196,016
          5,290  SK Networks Co., Ltd. .......................           48,789
                                                                ----------------
                                                                      6,061,756
                                                                ----------------

                 SPAIN - 2.1%
          5,759  Corp. Financiera Alba .......................          250,470
          5,689  Ebro Foods S.A. .............................          110,435
          4,168  Endesa S.A. .................................           83,049
          8,435  Ferrovial S.A. ..............................           96,950
          8,640  Grifols S.A. (b).............................          184,371
         40,804  International Consolidated Airlines Group
                    S.A. (b)..................................          116,761
          7,305  Repsol YPF S.A. .............................          183,260
                                                                ----------------
                                                                      1,025,296
                                                                ----------------

                 SWEDEN - 3.6%
         18,732  Boliden AB ..................................          294,183
          5,002  Hufvudstaden AB .............................           52,887
         23,153  Industrivarden AB ...........................          344,016
         13,801  Investor AB .................................          306,026
         13,131  Kinnevik Investment AB ......................          305,459
          6,936  Lundbergforetagen AB ........................          238,511
          8,592  Lundin Petroleum AB (b)......................          184,157
                                                                ----------------
                                                                      1,725,239
                                                                ----------------

                 UNITED KINGDOM - 8.5%
          4,214  Anglo American PLC ..........................          157,521
          5,623  Associated British Foods PLC ................          109,727
          5,252  Berkeley Group Holdings PLC (b)..............          110,888
         24,122  BP PLC ......................................          178,466
         26,427  British Land Co., PLC .......................          202,854

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 UNITED KINGDOM - (CONTINUED)
         14,424  Cookson Group PLC ...........................  $       159,422
          8,733  Derwent London PLC ..........................          243,749
         19,536  Drax Group PLC ..............................          170,144
          3,940  Fresnillo PLC ...............................          100,706
         24,770  Hammerson PLC ...............................          164,659
          7,234  Imperial Tobacco Group PLC ..................          293,319
         11,361  J Sainsbury PLC .............................           56,569
         24,492  Land Securities Group PLC ...................          283,039
         39,514  Logica PLC ..................................           62,950
          6,590  Mondi PLC ...................................           62,137
          3,708  Next PLC ....................................          176,920
          5,229  Rightmove PLC ...............................          121,442
          2,165  Rio Tinto PLC ...............................          119,332
          1,566  Royal Dutch Shell PLC .......................           54,693
         12,142  Scottish and Southern Energy plc ............          258,107
         42,831  Sports Direct International PLC (b)..........          197,989
         30,226  St. James's Place PLC .......................          170,711
         40,990  Stagecoach Group PLC ........................          167,384
          4,632  Unilever PLC ................................          152,919
         27,624  William Hill PLC ............................          115,499
         10,758  WM Morrison Supermarkets PLC ................           51,278
         11,542  Xstrata PLC .................................          197,168
                                                                ----------------
                                                                      4,139,592
                                                                ----------------

                 TOTAL INVESTMENTS - 99.4% ...................       48,226,684
                 (Cost $47,460,692) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.6% .....          296,982
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    48,523,666
                                                                ================

----------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,154,726 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,388,734.

ADR   American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    Canada....................................  $     4,680,791  $     4,680,060  $           731  $            --
    Other Country Categories*.................       43,545,893       43,545,893               --               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL COMMON STOCKS...........................  $    48,226,684  $    48,225,953  $           731  $            --
                                                ===============  ===============  ===============  ===============


* See the Portfolio of Investments for the country breakout. Country categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Real Estate Management & Development                                   9.3%
    Metals & Mining                                                        8.2
    Oil, Gas & Consumable Fuels                                            6.9
    Real Estate Investment Trusts (REITs)                                  6.4
    Food Products                                                          4.6
    Diversified Financial Services                                         4.2
    Automobiles                                                            4.0
    Industrial Conglomerates                                               3.9
    Food & Staples Retailing                                               3.0
    Auto Components                                                        3.0
    Chemicals                                                              3.0
    Diversified Telecommunication Services                                 2.3
    Electric Utilities                                                     2.1
    Electronic Equipment, Instruments & Components                         2.0
    Marine                                                                 1.9
    Media                                                                  1.8
    Construction & Engineering                                             1.8
    Paper & Forest Products                                                1.8
    Insurance                                                              1.8
    Semiconductors & Semiconductor Equipment                               1.3
    Air Freight & Logistics                                                1.3
    Airlines                                                               1.3
    Gas Utilities                                                          1.2
    Specialty Retail                                                       1.2
    Aerospace & Defense                                                    1.1
    Road & Rail                                                            1.1
    Building Products                                                      1.1
    IT Services                                                            1.1
    Machinery                                                              1.0
    Hotels, Restaurants & Leisure                                          1.0
    Leisure Equipment & Products                                           0.9
    Multiline Retail                                                       0.9
    Household Durables                                                     0.9
    Independent Power Producers & Energy Traders                           0.8
    Pharmaceuticals                                                        0.8
    Tobacco                                                                0.7
    Containers & Packaging                                                 0.7
    Household Products                                                     0.7
    Trading Companies & Distributors                                       0.7
    Internet Software & Services                                           0.7
    Multi-Utilities                                                        0.6
    Internet & Catalog Retail                                              0.5
    Health Care Providers & Services                                       0.5
    Transportation Infrastructure                                          0.5
    Electrical Equipment                                                   0.5
    Distributors                                                           0.5
    Computers & Peripherals                                                0.4
    Energy Equipment & Services                                            0.4
    Consumer Finance                                                       0.4
    Biotechnology                                                          0.4
    Communications Equipment                                               0.4
    Textiles, Apparel & Luxury Goods                                       0.3
    Wireless Telecommunication Services                                    0.3
    Construction Materials                                                 0.3
    Health Care Technology                                                 0.2
    Commercial Services & Supplies                                         0.2
    Beverages                                                              0.2
    Thrifts & Mortgage Finance                                             0.1
    Commercial Banks                                                       0.1
    Software                                                               0.1
    Net Other Assets and Liabilities                                       0.6
                                                                       ---------
                                                                         100.0%
                                                                       =========


CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL INVESTMENTS:

    Japanese Yen                                                          24.4%
    Euro                                                                  19.2
    South Korea Won                                                       12.6
    Hong Kong Dollar                                                      11.9
    Canadian Dollar                                                        9.7
    British Pound Sterling                                                 9.0
    Singapore Dollar                                                       3.7
    Swedish Krona                                                          3.6
    US Dollars                                                             2.3
    Australian Dollar                                                      1.5
    Norwegian Krone                                                        0.9
    New Zealand Dollar                                                     0.7
    Danish Krone                                                           0.5
                                                                       ---------
                                                                         100.0%
                                                                       =========





                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.7%

                 BERMUDA - 3.2%
        885,000  China Foods Ltd. ............................  $       852,457
        103,864  China Resources Gas Group Ltd. ..............          201,962
        657,959  China Yurun Food Group Ltd. .................          933,702
         44,635  VimpelCom Ltd., ADR .........................          498,127
                                                                ----------------
                                                                      2,486,248
                                                                ----------------

                 BRAZIL - 15.1%
         15,707  Amil Participacoes S.A. .....................          163,485
         13,674  BR Malls Participacoes S.A. .................          178,205
         15,890  Bradespar S.A. ..............................          303,446
        119,707  Brasil Telecom S.A. .........................          640,684
         36,009  Braskem S.A. ................................          285,042
         40,803  BRF - Brasil Foods S.A. .....................          804,683
         42,904  CCR S.A. ....................................          347,378
         18,048  Cia de Saneamento Basico do Estado de
                    Sao Paulo ................................          688,720
         43,318  Cia de Saneamento de Minas Gerais-Copasa MG .        1,010,188
          7,739  Cia Paranaense de Energia ...................          181,239
         53,757  Cosan S.A. Industria e Comercio .............        1,000,075
         38,047  EcoRodovias Infraestrutura e Logistica S.A. .          332,438
         36,905  Eletropaulo Metropolitana Eletricidade de
                    Sao Paulo S.A. ...........................          776,330
         18,371  Fibria Celulose S.A. ........................          150,957
        151,548  Klabin S.A. .................................          700,685
         27,253  MRV Engenharia e Participacoes S.A. .........          193,337
          8,696  Obrascon Huarte Lain Brasil S.A. ............          366,762
         28,332  Odontoprev S.A. .............................          481,137
         55,014  Petroleo Brasileiro S.A. ....................          703,704
         94,257  Suzano Papel e Celulose S.A. ................          403,269
          9,112  TAM S.A. ....................................          227,120
         14,754  Tele Norte Leste Participacoes S.A. .........          168,437
         13,573  Telemar Norte Leste S.A. ....................          356,231
         44,519  Ultrapar Participacoes S.A. .................          975,518
         13,393  Vale S.A. ...................................          304,185
                                                                ----------------
                                                                     11,743,255
                                                                ----------------

                 CAYMAN ISLANDS - 6.2%
        860,458  Agile Property Holdings Ltd. ................          991,701
         90,000  China Mengniu Dairy Co., Ltd. ...............          262,506
        202,020  China Shanshui Cement Group Ltd. ............          159,471
        507,480  Country Garden Holdings Co. .................          195,397
      1,807,860  Evergrande Real Estate Group Ltd. ...........          966,141
        208,260  Kingboard Chemical Holdings Ltd. ............          722,757
      6,561,780  Renhe Commercial Holdings Co., Ltd. .........          456,292
        743,825  Shimao Property Holdings Ltd. ...............          791,186
        442,020  Soho China Ltd. .............................          320,463
                                                                ----------------
                                                                      4,865,914
                                                                ----------------

                 CHILE - 0.6%
         22,213  ENTEL Chile S.A. ............................          449,124
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 CHINA - 9.1%
        405,000  Air China Ltd. ..............................  $       280,064
        450,000  China Eastern Airlines Corp. Ltd. (b)........          147,768
        714,420  China Petroleum & Chemical Corp. ............          777,388
        697,500  China Railway Group Ltd. ....................          222,753
      3,648,418  China Shipping Container Lines Co., Ltd. (b).        1,259,120
        901,440  China Southern Airlines Co., Ltd. (b)........          429,503
        225,000  China Telecom Corp., Ltd. ...................          124,299
        243,784  Great Wall Motor Co., Ltd. ..................          472,779
      1,400,702  Guangshen Railway Co., Ltd. .................          542,925
        758,164  Guangzhou R&F Properties Co., Ltd. ..........          923,596
        397,800  Jiangxi Copper Co., Ltd. ....................          914,901
      1,567,982  Sinopec Shanghai Petrochemical Co., Ltd. ....          567,382
        188,340  Yanzhou Coal Mining Co., Ltd. ...............          409,395
                                                                ----------------
                                                                      7,071,873
                                                                ----------------

                 COLOMBIA - 0.3%
         70,150  Ecopetrol S.A. ..............................          213,171
                                                                ----------------

                 EGYPT - 2.5%
      2,155,740  Orascom Telecom Holding SAE (b)..............        1,413,366
        228,304  Telecom Egypt ...............................          531,071
                                                                ----------------
                                                                      1,944,437
                                                                ----------------

                 HONG KONG - 7.1%
        522,960  China Everbright Ltd. .......................          790,614
        155,700  China Merchants Holdings International Co.,
                    Ltd. .....................................          520,300
        342,398  China Unicom Hong Kong Ltd. .................          577,604
        299,760  Citic Pacific Ltd. ..........................          504,904
        169,080  CNOOC Ltd. ..................................          347,498
        684,240  Guangdong Investment Ltd. ...................          474,044
      1,045,918  Lenovo Group Ltd. ...........................          938,768
      1,860,000  Minmetals Resources Ltd. (b).................          888,617
        150,000  Shanghai Industrial Holdings Ltd. ...........          460,689
                                                                ----------------
                                                                      5,503,038
                                                                ----------------

                 HUNGARY - 0.9%
         63,363  Magyar Telekom Telecommunications PLC .......          165,872
          6,240  MOL Hungarian Oil and Gas PLC (b)............          520,011
                                                                ----------------
                                                                        685,883
                                                                ----------------

                 INDONESIA - 2.0%
        667,500  Bank Negara Indonesia Persero Tbk PT ........          291,995
         56,224  Bayan Resources Tbk PT ......................          110,062
      1,552,500  Charoen Pokphand Indonesia Tbk PT ...........          466,904
         56,224  PT Astra International Tbk ..................          454,699
         56,224  United Tractors Tbk PT ......................          202,908
                                                                ----------------
                                                                      1,526,568
                                                                ----------------

                 JERSEY - 0.6%
        652,448  United Co., RUSAL PLC (b)....................          499,909
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 MALAYSIA - 1.5%
         83,800  Hong Leong Financial Group Bhd ..............  $       336,458
         20,100  Kuala Lumpur Kepong Bhd .....................          161,404
        113,900  Petronas Dagangan Bhd .......................          704,183
                                                                ----------------
                                                                      1,202,045
                                                                ----------------

                 MEXICO - 3.3%
         27,121  Alfa SAB de C.V. ............................          390,456
         31,915  Coca-Cola Femsa SAB de C.V. .................          339,037
         21,723  Fomento Economico Mexicano SAB de C.V. ......          178,622
          5,576  Grupo Elektra SA de C.V. ....................          521,260
         19,143  Industrias Penoles SAB de C.V. ..............          928,960
         46,500  Mexichem SAB de C.V. ........................          179,185
                                                                ----------------
                                                                      2,537,520
                                                                ----------------

                 MOROCCO - 0.7%
         23,575  Banque Centrale Populaire ...................          560,110
                                                                ----------------

                 PHILIPPINES - 2.7%
      2,022,500  Petron Corp. ................................          481,424
        845,500  Philex Mining Corp. .........................          416,498
        212,430  San Miguel Corp. ............................          562,555
        448,810  Universal Robina Corp. ......................          658,554
                                                                ----------------
                                                                      2,119,031
                                                                ----------------

                 POLAND - 3.2%
         28,977  Enea S.A. ...................................          158,930
         17,816  KGHM Polska Miedz S.A. ......................          820,121
         47,996  PGE S.A. ....................................          297,828
         51,120  Polski Koncern Naftowy Orlen S.A. (b)........          614,200
        230,283  Polskie Gornictwo Naftowe i Gazownictwo S.A.           299,276
        182,880  Tauron Polska Energia S.A. ..................          298,853
                                                                ----------------
                                                                      2,489,208
                                                                ----------------

                 RUSSIA - 7.3%
        146,281  Gazprom OAO .................................          903,237
      4,130,704  IDGC Holding JSC (b).........................          463,548
    271,792,902  Inter Rao Ues OAO ...........................          285,926
         13,921  Lukoil OAO ..................................          846,237
     14,832,975  Moscow Integrated Electricity Distribution
                    Co. ......................................          819,388
      7,033,446  Mosenergo OAO ...............................          444,197
         12,596  NovaTek OAO .................................          166,823
        122,941  Rostelecom OJSC (b)..........................          606,567
        168,599  Tatneft .....................................        1,127,855
                                                                ----------------
                                                                      5,663,778
                                                                ----------------

                 SINGAPORE - 0.8%
        604,000  Yangzijiang Shipbuilding Holdings Ltd .......          639,052
                                                                ----------------

                 SOUTH AFRICA - 12.4%
         22,855  Bidvest Group Ltd. ..........................          535,548
         23,755  Capitec Bank Holdings Ltd. ..................          634,829


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SOUTH AFRICA - (CONTINUED)
         57,542  Discovery Holdings Ltd. .....................  $       377,837
          9,121  Gold Fields Ltd. ............................          124,848
         71,217  Liberty Holdings Ltd. .......................          840,195
        118,076  Life Healthcare Group Holdings Ltd. .........          384,813
         67,799  Mediclinic International Ltd. ...............          331,438
         50,815  Mr. Price Group Ltd. ........................          624,936
        142,385  Redefine Properties Ltd. (b).................          148,121
         51,423  Remgro Ltd. .................................          893,920
        224,342  RMB Holdings Ltd. ...........................          914,506
        210,597  Sanlam Ltd. .................................          910,912
         16,502  Santam Ltd. .................................          346,346
         40,142  Shoprite Holdings Ltd. ......................          718,485
         35,515  Spar Group (The) Ltd. .......................          535,896
         35,578  Telkom SA Ltd. ..............................          111,312
         12,601  Vodacom Group Ltd. ..........................          177,656
        162,775  Woolworths Holdings Ltd. ....................        1,021,720
                                                                ----------------
                                                                      9,633,318
                                                                ----------------

                 TAIWAN - 8.1%
        650,929  Advanced Semiconductor Engineering, Inc. ....          655,020
         18,541  Asustek Computer, Inc. ......................          174,954
         96,059  Catcher Technology Co., Ltd. ................          678,592
         65,270  Cheng Shin Rubber Industry Co., Ltd. ........          156,792
        520,203  China Petrochemical Development Corp. .......          587,805
        334,434  E Ink Holdings, Inc. ........................          437,383
        131,026  Hotai Motor Co., Ltd. .......................        1,056,572
        125,088  President Chain Store Corp. .................          695,063
        141,284  Quanta Computer, Inc. .......................          370,030
        431,634  Uni-President Enterprises Corp. .............          597,410
      1,855,521  United Microelectronics Corp. ...............          908,444
                                                                ----------------
                                                                      6,318,065
                                                                ----------------

                 THAILAND - 6.9%
        102,200  Advanced Info Service PCL ...................          609,556
         17,150  Banpu PCL ...................................          337,997
        187,200  Big C Supercenter PCL .......................          995,164
        368,200  CP ALL PCL ..................................          781,754
        148,100  Indorama Ventures PCL .......................          181,224
      2,513,900  IRPC PCL ....................................          381,363
         89,655  PTT Global Chemical PCL (b)..................          206,337
         34,500  PTT PCL .....................................          395,883
        348,700  Thai Oil PCL ................................          819,473
         21,000  Total Access Communication PCL ..............           55,819
        215,600  Total Access Communication PCL - Foreign ....          573,070
                                                                ----------------
                                                                      5,337,640
                                                                ----------------

                 TURKEY - 5.2%
         15,358  Bim Birlesik Magazalar A.S. .................          581,645
         41,644  Coca-Cola Icecek A.S. .......................          531,561


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 TURKEY - (CONTINUED)
         60,596  Ford Otomotiv Sanayi A.S. ...................  $       571,179
        152,336  KOC Holding A.S. ............................          618,814
         35,585  Koza Altin Isletmeleri A.S. .................          674,843
         20,522  Tupras Turkiye Petrol Rafinerileri A.S. .....          523,902
        296,096  Turkiye Sise ve Cam Fabrikalari A.S. ........          563,186
                                                                ----------------
                                                                      4,065,130
                                                                ----------------

                 TOTAL INVESTMENTS (C) - 99.7% ...............       77,554,317
                 (Cost $74,528,957)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% .....          206,115
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    77,760,432
                                                                ================

----------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,931,651 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,906,291.

ADR   American Depositary Receipt

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    77,554,317  $    77,554,317  $            --  $            --
                                                ===============  ===============  ===============  ===============


* See Portfolio of Investments for country breakout.



INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Oil, Gas & Consumable Fuels                                           15.0%
    Metals & Mining                                                        7.5
    Food Products                                                          7.4
    Real Estate Management & Development                                   6.4
    Food & Staples Retailing                                               5.5
    Wireless Telecommunication Services                                    4.9
    Electric Utilities                                                     4.8
    Diversified Telecommunication Services                                 4.2
    Diversified Financial Services                                         3.3
    Industrial Conglomerates                                               3.2
    Insurance                                                              3.2
    Specialty Retail                                                       2.8
    Water Utilities                                                        2.8
    Computers & Peripherals                                                2.8
    Chemicals                                                              2.6
    Commercial Banks                                                       2.3
    Beverages                                                              2.1
    Transportation Infrastructure                                          2.0
    Semiconductors & Semiconductor Equipment                               2.0
    Automobiles                                                            1.9
    Health Care Providers & Services                                       1.8
    Marine                                                                 1.6
    Electronic Equipment, Instruments & Components                         1.5
    Airlines                                                               1.4
    Multiline Retail                                                       1.3
    Machinery                                                              1.1
    Household Durables                                                     1.0
    Containers & Packaging                                                 0.9
    Paper & Forest Products                                                0.7
    Road & Rail                                                            0.7
    Construction & Engineering                                             0.3
    Gas Utilities                                                          0.3
    Construction Materials                                                 0.2
    Auto Components                                                        0.2
    Net Other Assets and Liabilities                                       0.3
                                                                       ---------
                                                                         100.0%
                                                                       =========




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AIR FREIGHT & LOGISTICS - 3.4%
          5,525  Deutsche Post AG ............................  $       106,367
                                                                ----------------

                 AIRLINES - 4.0%
          8,932  Deutsche Lufthansa AG .......................          125,023
                                                                ----------------

                 AUTO COMPONENTS - 3.1%
          1,023  Continental AG (a)...........................           96,557
                                                                ----------------

                 AUTOMOBILES - 11.4%
          1,268  Bayerische Motoren Werke AG .................          114,033
          1,935  Daimler AG ..................................          116,674
            792  Volkswagen AG ...............................          127,705
                                                                ----------------
                                                                        358,412
                                                                ----------------

                 CAPITAL MARKETS - 2.6%
          1,672  Deutsche Bank AG ............................           83,188
                                                                ----------------

                 CHEMICALS - 13.9%
            609  BASF SE .....................................           53,274
            470  K+S AG ......................................           24,588
          2,051  Lanxess AG ..................................          169,541
            285  Linde AG ....................................           51,143
            796  Symrise AG ..................................           23,037
          1,320  Wacker Chemie AG ............................          116,386
                                                                ----------------
                                                                        437,969
                                                                ----------------

                 COMMERCIAL BANKS - 4.5%
         12,592  Commerzbank AG (a)...........................           31,858
          2,719  Deutsche Postbank AG (a).....................          109,153
                                                                ----------------
                                                                        141,011
                                                                ----------------

                 CONSTRUCTION & ENGINEERING - 2.2%
            747  Bilfinger Berger SE .........................           70,168
                                                                ----------------

                 CONSTRUCTION MATERIALS - 2.9%
          1,501  HeidelbergCement AG .........................           90,855
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
          3,702  Deutsche Telekom AG .........................           44,570
                                                                ----------------

                 ELECTRIC UTILITIES - 1.5%
          1,969  E.On AG .....................................           47,164
                                                                ----------------

                 FOOD & STAPLES RETAILING - 0.7%
            582  Metro AG ....................................           22,502
                                                                ----------------

                 FOOD PRODUCTS - 3.4%
          3,328  Suedzucker AG ...............................          105,970
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 5.1%
          1,341  Celesio AG ..................................           24,270
            938  Fresenius Medical Care AG & Co. KGaA ........           66,479
            459  Fresenius SE & Co. KGaA .....................           47,069


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
          1,115  Rhoen Klinikum AG ...........................  $        22,388
                                                                ----------------
                                                                        160,206
                                                                ----------------

                 INSURANCE - 3.2%
          1,712  Hannover Rueckversicherung AG ...............          101,698
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 2.1%
          3,567  United Internet AG ..........................           67,221
                                                                ----------------

                 MACHINERY - 8.2%
          3,755  GEA Group AG (a).............................          129,508
            955  MAN SE ......................................          127,152
                                                                ----------------
                                                                        256,660
                                                                ----------------

                 MEDIA - 2.4%
          1,482  Axel Springer AG ............................           74,852
                                                                ----------------

                 METALS & MINING - 4.8%
          1,991  Aurubis AG ..................................          105,114
            849  Salzgitter AG ...............................           46,532
                                                                ----------------
                                                                        151,646
                                                                ----------------

                 MULTI-UTILITIES - 2.8%
          1,813  RWE AG ......................................           86,576
                                                                ----------------

                 PHARMACEUTICALS - 3.8%
          1,065  Merck KGaA ..................................          117,864
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
         11,285  Infineon Technologies AG ....................          115,379
                                                                ----------------

                 SOFTWARE - 1.8%
            803  SAP AG ......................................           56,075
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 2.5%
            653  Adidas AG ...................................           50,983
             73  Puma SE .....................................           26,073
                                                                ----------------
                                                                         77,056
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 3.6%
            912  Brenntag AG .................................          111,684
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 0.9%
            432  Fraport AG Frankfurt Airport Services
                    Worldwide ................................           27,051
                                                                ----------------

                 TOTAL INVESTMENTS - 99.9% ...................        3,133,724
                 (Cost $2,998,123) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            4,701
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,138,425
                                                                ================

----------

(a)   Non-income producing security.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST GERMANY ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $186,787 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $51,186.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,133,724  $     3,133,724  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Germany                                                               99.9%
    Net Other Assets and Liabilities                                       0.1
                                                                       ---------
                                                                         100.0%
                                                                       =========


* See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AUTO COMPONENTS - 4.6%
          2,914  Magna International, Inc. ...................  $       138,944
                                                                ----------------

                 CHEMICALS - 1.0%
            362  Agrium, Inc. ................................           31,244
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 4.0%
          8,368  Research In Motion Ltd. (a)..................          122,737
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
            430  TELUS Corp. .................................           24,952
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 0.8%
          1,524  Ensign Energy Services, Inc. ................           22,781
                                                                ----------------

                 FOOD & STAPLES RETAILING - 9.3%
          3,126  Alimentation Couche Tard, Inc. ..............          102,638
          5,828  Jean Coutu Group PJC (The), Inc. ............           82,385
          1,835  Metro, Inc. .................................           97,853
                                                                ----------------
                                                                        282,876
                                                                ----------------

                 FOOD PRODUCTS - 4.9%
          9,225  Viterra, Inc. ...............................          147,145
                                                                ----------------

                 INSURANCE - 0.8%
             57  Fairfax Financial Holdings Ltd. .............           23,006
                                                                ----------------

                 MEDIA - 0.8%
            482  Cogeco Cable, Inc. ..........................           25,293
                                                                ----------------

                 METALS & MINING - 15.7%
          6,049  AuRico Gold, Inc. (a)........................           53,913
            378  Inmet Mining Corp. ..........................           21,374
         84,685  Katanga Mining Ltd. (a)......................           89,147
         25,603  Lundin Mining Corp. (a)......................          114,738
          4,447  Pan American Silver Corp ....................           98,129
          2,069  Teck Resources Ltd. .........................           73,865
          1,649  Yamana Gold, Inc. ...........................           25,724
                                                                ----------------
                                                                        476,890
                                                                ----------------

                 MULTILINE RETAIL - 4.3%
          2,783  Dollarama, Inc. .............................          129,796
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 39.1%
          3,890  AltaGas Ltd. ................................          120,703
            870  Baytex Energy Corp. .........................           45,172
          3,252  Enbridge, Inc. ..............................          126,305
          2,875  Enerplus Corp. ..............................           64,392
          3,027  Husky Energy, Inc. ..........................           77,022
          1,637  Imperial Oil Ltd. ...........................           74,379
          2,477  Keyera Corp. ................................          102,164
          3,056  Nexen, Inc. .................................           56,037
          3,968  Pacific Rubiales Energy Corp. ...............          115,923
          3,341  Pembina Pipeline Corp. ......................           94,390


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS - (CONTINUED)
          2,454  Penn West Petroleum Ltd. ....................  $        47,951
          3,861  PetroBakken Energy Ltd. .....................           64,295
          7,544  Provident Energy Ltd. .......................           91,062
          1,686  Suncor Energy, Inc. .........................           55,087
          1,978  Trilogy Energy Corp. ........................           52,273
                                                                ----------------
                                                                      1,187,155
                                                                ----------------

                 PHARMACEUTICALS - 1.8%
          1,039  Valeant Pharmaceuticals International,
                    Inc. (a) .................................           55,718
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
          2,455  Boardwalk Real Estate Investment Trust ......          140,539
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.4%
          7,755  Brookfield Office Properties, Inc. ..........          134,893
                                                                ----------------

                 ROAD & RAIL - 1.8%
            718  Canadian Pacific Railway Ltd. ...............           54,499
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.2%
          1,293  Gildan Activewear, Inc. .....................           35,584
                                                                ----------------

                 TOTAL INVESTMENTS - 99.9% ...................        3,034,052
                 (Cost $2,984,719) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            2,645
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,036,697
                                                                ================

----------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $145,576 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $96,243.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,034,052  $     3,034,052  $            --  $            --
                                                ===============  ===============  ===============  ===============




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CANADA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Canada                                                                99.9%
    Net Other Assets and Liabilities                                       0.1
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 100.0%

                 AIR FREIGHT & LOGISTICS - 3.2%
         15,896  Toll Holdings Ltd. ..........................  $        96,655
                                                                ----------------

                 AIRLINES - 3.8%
         61,262  Qantas Airways Ltd. (a)......................          113,273
                                                                ----------------

                 CHEMICALS - 0.8%
          7,190  Incitec Pivot Ltd. ..........................           23,460
                                                                ----------------

                 COMMERCIAL BANKS - 3.2%
          1,362  Commonwealth Bank of Australia ..............           70,682
            958  National Australia Bank Ltd. ................           24,412
                                                                ----------------
                                                                         95,094
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 4.1%
          6,246  Brambles Ltd. ...............................           45,936
          6,098  Mineral Resources Ltd. ......................           76,431
                                                                ----------------
                                                                        122,367
                                                                ----------------

                 CONSTRUCTION MATERIALS - 5.2%
         18,634  Boral Ltd. ..................................           77,787
          9,836  James Hardie Industries SE ..................           78,249
                                                                ----------------
                                                                        156,036
                                                                ----------------

                 CONTAINERS & PACKAGING - 4.0%
         15,506  Amcor Ltd. ..................................          119,500
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 3.1%
          6,468  Washington H Soul Pattinson & Co., Ltd. .....           92,257
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
         26,860  Telstra Corp Ltd. ...........................           91,537
                                                                ----------------

                 ELECTRIC UTILITIES - 1.8%
         47,576  SP AusNet ...................................           52,978
                                                                ----------------

                 FOOD & STAPLES RETAILING - 2.4%
         11,070  Metcash Ltd. ................................           49,308
            890  Woolworths Ltd. .............................           23,951
                                                                ----------------
                                                                         73,259
                                                                ----------------

                 GAS UTILITIES - 2.6%
         14,940  APA Group ...................................           78,925
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 3.1%
          4,640  Ramsay Health Care Ltd. .....................           93,964
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 6.7%
         18,686  Echo Entertainment Group Ltd. ...............           84,973
         45,820  Tatts Group Ltd. ............................          117,707
                                                                ----------------
                                                                        202,680
                                                                ----------------

                 INSURANCE - 3.9%
         13,342  Suncorp Group Ltd. ..........................          116,091
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 METALS & MINING - 14.8%
          8,282  Atlas Iron Ltd. (a)..........................  $        24,707
          1,948  BHP Billiton Ltd ............................           69,838
          5,770  Iluka Resources Ltd. ........................          106,328
          8,936  OZ Minerals Ltd. ............................           90,342
          1,484  Rio Tinto Ltd. ..............................          100,533
          3,536  Sims Metal Management Ltd. ..................           53,806
                                                                ----------------
                                                                        445,554
                                                                ----------------

                 MULTI-UTILITIES - 0.8%
          1,560  AGL Energy Ltd. .............................           23,835
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 6.9%
          9,498  Caltex Australia Ltd. .......................          136,657
          8,086  New Hope Corp Ltd. ..........................           44,309
          1,826  Santos Ltd. .................................           26,934
                                                                ----------------
                                                                        207,900
                                                                ----------------

                 PROFESSIONAL SERVICES - 5.3%
          2,282  Campbell Brothers Ltd. ......................          158,919
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 17.4%
         53,082  CFS Retail Property Trust ...................           98,423
        134,702  Dexus Property Group ........................          121,392
         36,418  GPT Group ...................................          117,698
         37,900  Mirvac Group ................................           45,933
          7,010  Stockland ...................................           21,348
         44,900  Westfield Retail Trust ......................          119,995
                                                                ----------------
                                                                        524,789
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.6%
          6,246  Lend Lease Group ............................           48,330
                                                                ----------------

                 ROAD & RAIL - 0.8%
          4,968  Asciano Group ...............................           25,216
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 1.5%
          7,958  Transurban Group ............................           46,162
                                                                ----------------

                 TOTAL INVESTMENTS - 100.0% ..................        3,008,781
                 (Cost $2,997,301) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% .....              184
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,008,965
                                                                ================

----------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $99,332 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $87,852.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,008,781  $     3,008,781  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Australia                                                             97.4%
    Ireland                                                                2.6
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AEROSPACE & DEFENSE - 2.3%
          5,332  Rolls-Royce Holdings PLC ....................  $        69,252
                                                                ----------------

                 AIRLINES - 3.9%
          7,432  easyJet PLC .................................           57,749
         21,606  International Consolidated Airlines Group
                    S.A. (a) .................................           61,826
                                                                ----------------
                                                                        119,575
                                                                ----------------

                 AUTO COMPONENTS - 0.9%
          8,702  GKN PLC .....................................           28,687
                                                                ----------------

                 BEVERAGES - 0.4%
            566  Diageo PLC ..................................           13,602
                                                                ----------------

                 CAPITAL MARKETS - 1.5%
          7,510  Aberdeen Asset Management PLC ...............           30,871
          2,348  INVESTEC PLC ................................           14,358
                                                                ----------------
                                                                         45,229
                                                                ----------------

                 CHEMICALS - 2.1%
          1,734  Johnson Matthey PLC .........................           65,428
                                                                ----------------

                 COMMERCIAL BANKS - 1.7%
          9,044  Barclays PLC ................................           34,031
         39,452  Royal Bank of Scotland Group PLC (a).........           17,442
                                                                ----------------
                                                                         51,473
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 3.6%
          1,184  Aggreko PLC .................................           42,611
          5,412  Babcock International Group PLC .............           68,949
                                                                ----------------
                                                                        111,560
                                                                ----------------

                 DISTRIBUTORS - 1.1%
          5,428  Inchcape PLC ................................           32,662
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
          5,902  Inmarsat PLC ................................           43,453
                                                                ----------------

                 ELECTRIC UTILITIES - 0.9%
          1,234  Scottish and Southern Energy PLC ............           26,232
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 1.5%
          1,242  John Wood Group PLC .........................           14,234
          1,106  Petrofac Ltd. ...............................           30,781
                                                                ----------------
                                                                         45,015
                                                                ----------------

                 FOOD & STAPLES RETAILING - 3.5%
          7,886  J Sainsbury PLC .............................           39,266
          1,974  TESCO PLC ...................................           10,419
         12,204  WM Morrison Supermarkets PLC ................           58,171
                                                                ----------------
                                                                        107,856
                                                                ----------------

                 FOOD PRODUCTS - 2.8%
          3,390  Tate & Lyle PLC .............................           38,227

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 FOOD PRODUCTS - (CONTINUED)
          1,472  Unilever PLC ................................  $        48,596
                                                                ----------------
                                                                         86,823
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 5.2%
            374  Carnival PLC ................................           11,952
          5,212  Compass Group PLC ...........................           54,646
          4,802  TUI Travel PLC ..............................           15,078
          1,018  Whitbread PLC ...............................           30,026
         11,778  William Hill PLC ............................           49,245
                                                                ----------------
                                                                        160,947
                                                                ----------------

                 HOUSEHOLD DURABLES - 1.3%
          1,872  Berkeley Group Holdings PLC (a)..............           39,524
                                                                ----------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.1%
          7,304  Drax Group PLC ..............................           63,613
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 2.2%
          6,256  Cookson Group PLC ...........................           69,145
                                                                ----------------

                 INSURANCE - 6.7%
          1,996  Catlin Group Ltd. ...........................           12,968
          2,310  Jardine Lloyd Thompson Group PLC ............           25,808
         11,752  Old Mutual PLC ..............................           29,813
          1,246  Prudential PLC ..............................           14,898
          9,500  Resolution Ltd. .............................           39,705
          7,568  RSA Insurance Group PLC .....................           12,662
         12,268  St. James's Place PLC .......................           69,288
                                                                ----------------
                                                                        205,142
                                                                ----------------

                 MACHINERY - 3.1%
          3,774  Invensys PLC ................................           12,013
          1,238  Rotork PLC ..................................           40,574
          1,568  Weir Group PLC ..............................           44,241
                                                                ----------------
                                                                         96,828
                                                                ----------------

                 MEDIA - 1.4%
         11,682  ITV PLC .....................................           16,509
            658  Pearson PLC .................................           12,261
            640  Rightmove PLC ...............................           14,864
                                                                ----------------
                                                                         43,634
                                                                ----------------

                 METALS & MINING - 12.2%
          5,206  African Barrick Gold PLC ....................           31,976
          1,674  Anglo American PLC ..........................           62,575
          1,696  BHP Billiton PLC ............................           51,746
          1,624  Lonmin PLC ..................................           26,547
            362  Randgold Resources Ltd. .....................           31,093
          1,274  Rio Tinto PLC ...............................           70,221
          2,354  Vedanta Resources PLC .......................           46,237

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 METALS & MINING - (CONTINUED)
          3,256  Xstrata PLC .................................  $        55,621
                                                                ----------------
                                                                        376,016
                                                                ----------------

                 MULTILINE RETAIL - 3.8%
         10,240  Marks & Spencer Group PLC ...................           62,076
          1,164  Next PLC ....................................           55,538
                                                                ----------------
                                                                        117,614
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 5.8%
          8,644  BP PLC ......................................           63,952
          5,910  Cairn Energy PLC ............................           30,543
          1,622  Royal Dutch Shell PLC .......................           57,064
          1,136  Tullow Oil PLC ..............................           27,746
                                                                ----------------
                                                                        179,305
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 2.1%
          7,000  Mondi PLC ...................................           66,003
                                                                ----------------

                 PHARMACEUTICALS - 2.7%
          1,070  AstraZeneca PLC .............................           47,561
          1,064  Shire PLC ...................................           34,378
                                                                ----------------
                                                                         81,939
                                                                ----------------

                 PROFESSIONAL SERVICES - 2.4%
          2,728  Experian PLC ................................           42,521
            782  Intertek Group PLC ..........................           31,408
                                                                ----------------
                                                                         73,929
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.5%
          8,608  British Land Co., PLC .......................           66,075
          7,648  Capital Shopping Centres Group PLC ..........           40,540
          2,552  Derwent London PLC ..........................           71,230
         11,058  Hammerson PLC ...............................           73,508
          6,264  Land Securities Group PLC ...................           72,389
                                                                ----------------
                                                                        323,742
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
          7,250  Imagination Technologies Group PLC (a).......           79,377
                                                                ----------------

                 SPECIALTY RETAIL - 1.0%
          6,352  Kingfisher PLC ..............................           31,161
                                                                ----------------

                 TOBACCO - 2.1%
            522  British American Tobacco PLC ................           26,305
            980  Imperial Tobacco Group PLC ..................           39,736
                                                                ----------------
                                                                         66,041
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 4.3%
          3,602  Bunzl PLC ...................................           57,844
          1,000  Travis Perkins PLC ..........................           17,259

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 TRADING COMPANIES & DISTRIBUTORS - (CONTINUED)
          1,494  Wolseley PLC ................................  $        56,969
                                                                ----------------
                                                                        132,072
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.8%
          8,900  Vodafone Group PLC ..........................           24,514
                                                                ----------------

                 TOTAL INVESTMENTS - 99.9% ...................        3,077,393
                 (Cost $3,011,586) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            3,530
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,080,923
                                                                ================

----------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $133,589 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $67,782.

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks* ...............................  $     3,077,393  $     3,077,393  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    United Kingdom                                                        89.8%
    Jersey                                                                 6.4
    Spain                                                                  2.0
    Guernsey                                                               1.3
    Bermuda                                                                0.4
    Net Other Assets and Liabilities                                       0.1
                                                                       ---------
                                                                         100.0%
                                                                       =========


*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.9%

                 AIRLINES - 0.7%
         34,460  Eva Airways Corp. ...........................  $        21,191
                                                                ----------------

                 AUTO COMPONENTS - 2.4%
         30,304  Cheng Shin Rubber Industry Co., Ltd. ........           72,797
                                                                ----------------

                 AUTOMOBILES - 0.8%
         12,724  Yulon Motor Co., Ltd. .......................           24,315
                                                                ----------------

                 CAPITAL MARKETS - 1.5%
         85,648  Yuanta Financial Holding Co., Ltd. (a) ......           44,544
                                                                ----------------

                 CHEMICALS - 4.7%
         33,124  Formosa Chemicals & Fibre Corp. .............           96,742
         16,378  Formosa Plastics Corp. ......................           48,222
                                                                ----------------
                                                                        144,964
                                                                ----------------

                 COMMERCIAL BANKS - 2.5%
        189,038  Taishin Financial Holding Co., Ltd. .........           75,578
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 2.6%
          3,994  HTC Corp. ...................................           80,788
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 20.5%
          6,140  ASUSTeK Computer, Inc. ......................           57,937
          9,418  Catcher Technology Co., Ltd. ................           66,532
         65,726  Compal Electronics, Inc. ....................           73,933
         97,014  LiteOn Technology Corp. .....................          117,346
         80,320  Pegatron Corp. (a) ..........................          125,183
         31,160  Quanta Computer, Inc. .......................           81,610
         69,010  Wistron Corp. ...............................          104,049
                                                                ----------------
                                                                        626,590
                                                                ----------------

                 CONSTRUCTION MATERIALS - 3.0%
         58,380  Asia Cement Corp. ...........................           71,110
         18,904  Taiwan Cement Corp. .........................           22,129
                                                                ----------------
                                                                         93,239
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 1.5%
         41,288  Fubon Financial Holding Co., Ltd. ...........           46,514
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
          6,616  Chunghwa Telecom Co., Ltd. ..................           20,376
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 20.1%
        203,580  AU Optronics Corp. ..........................           94,153
        271,162  Chimei Innolux Corp. (a).....................          126,327
        135,498  Foxconn International Holdings Ltd. (a)......           96,142
         39,906  Hon Hai Precision Industry Co., Ltd. ........          154,813
         36,204  Synnex Technology International Corp. .......           89,913
          3,354  TPK Holding Co., Ltd. (a) ...................           54,263
                                                                ----------------
                                                                        615,611
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 FOOD & STAPLES RETAILING - 2.2%
         12,030  President Chain Store Corp. .................  $        66,846
                                                                ----------------

                 FOOD PRODUCTS - 3.4%
         74,762  Uni-President Enterprises Corp. .............          103,475
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 1.4%
         37,646  Far Eastern New Century Corp. ...............           43,559
                                                                ----------------

                 INSURANCE - 0.8%
         77,114  Shin Kong Financial Holding Co., Ltd. (a)....           24,560
                                                                ----------------

                 METALS & MINING - 0.8%
         22,974  China Steel Corp. ...........................           23,469
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 1.4%
         14,108  Formosa Petrochemical Corp. .................           43,976
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.9%
        127,728  Advanced Semiconductor Engineering, Inc. ....          128,531
          4,188  MStar Semiconductor, Inc. ...................           25,612
         97,658  Siliconware Precision Industries Co. ........          118,455
          8,728  Taiwan Semiconductor Manufacturing Co., Ltd.            25,107
        260,486  United Microelectronics Corp. ...............          127,531
                                                                ----------------
                                                                        425,236
                                                                ----------------

                 SPECIALTY RETAIL - 6.0%
         22,736  Hotai Motor Co., Ltd. .......................          183,339
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 2.3%
         79,876  Pou Chen Corp. ..............................           69,417
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 6.7%
         58,140  Far EasTone Telecommunications Co., Ltd. ....          119,178
         28,036  Taiwan Mobile Co., Ltd. .....................           85,396
                                                                ----------------
                                                                        204,574
                                                                ----------------

                 TOTAL INVESTMENTS - 99.9% ...................        3,054,958
                 (Cost $3,003,450) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            1,737
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,056,695
                                                                ================

----------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $144,485 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,977.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TAIWAN ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,054,958  $     3,054,958  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

                 Taiwan                                                   94.2%
                 Cayman Islands                                            5.7
                 Net Other Assets and Liabilities                          0.1
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 100.0%

                 AIRLINES - 1.6%
         25,460  Cathay Pacific Airways Ltd. .................  $        47,081
                                                                ----------------

                 AUTO COMPONENTS - 0.8%
         38,018  Xinyi Glass Holdings Ltd. ...................           23,255
                                                                ----------------

                 COMMERCIAL BANKS - 2.9%
         23,070  Bank of East Asia Ltd. ......................           86,599
                                                                ----------------

                 CONSTRUCTION MATERIALS - 2.2%
         87,854  China Resources Cement Holdings Ltd. ........           64,825
                                                                ----------------

                 DISTRIBUTORS - 4.2%
         92,654  Dah Chong Hong Holdings Ltd. ................           97,837
         11,792  Li & Fung Ltd. ..............................           27,060
                                                                ----------------
                                                                        124,897
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 4.5%
        104,924  First Pacific Co., Ltd. .....................          116,199
          2,346  Guoco Group Ltd. ............................           20,452
                                                                ----------------
                                                                        136,651
                                                                ----------------

                 ELECTRIC UTILITIES - 0.7%
          2,568  CLP Holdings Ltd. ...........................           22,123
                                                                ----------------

                 FOOD & STAPLES RETAILING - 2.5%
          7,200  Dairy Farm International Holdings Ltd. ......           75,168
                                                                ----------------

                 GAS UTILITIES - 1.6%
         13,620  ENN Energy Holdings Ltd. ....................           47,005
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 15.4%
         59,536  Galaxy Entertainment Group Ltd. (a)..........          164,067
          9,078  Melco Crown Entertainment Ltd., ADR (a)......          123,552
         38,624  Sands China Ltd. ............................          150,705
          8,696  Wynn Macau Ltd. .............................           25,588
                                                                ----------------
                                                                        463,912
                                                                ----------------

                 INDUSTRIAL CONGLOMERATES - 7.2%
          5,214  Hutchison Whampoa Ltd. ......................           52,069
          1,600  Jardine Matheson Holdings Ltd. ..............           80,000
          2,000  Jardine Strategic Holdings Ltd. .............           61,020
         14,822  NWS Holdings Ltd. ...........................           22,637
                                                                ----------------
                                                                        215,726
                                                                ----------------

                 INSURANCE - 3.4%
         27,968  AIA Group Ltd. ..............................          102,464
                                                                ----------------

                 MARINE - 1.8%
          7,478  Orient Overseas International Ltd. ..........           53,204
                                                                ----------------

                 MEDIA - 0.8%
          3,600  Television Broadcasts Ltd. ..................           24,222
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 METALS & MINING - 2.5%
        125,290  Fosun International Ltd. ....................  $        74,217
                                                                ----------------

                 PERSONAL PRODUCTS - 2.3%
          7,002  Hengan International Group Co., Ltd. ........           70,511
                                                                ----------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
         23,714  Link REIT ...................................           88,253
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 36.2%
          7,340  Cheung Kong Holdings Ltd. ...................           94,804
          8,786  Henderson Land Development Co., Ltd. ........           48,254
         24,000  Hongkong Land Holdings Ltd. .................          139,440
         42,688  Hopewell Holdings Ltd. ......................          117,088
         26,598  Hysan Development Co., Ltd. .................          105,836
          6,598  Kerry Properties Ltd. .......................           29,653
         81,258  New World Development Co., Ltd. .............           97,628
         30,662  Sino Land Co., Ltd. .........................           48,961
          5,226  Sun Hung Kai Properties Ltd. ................           64,942
          9,332  Swire Pacific Ltd. ..........................          104,610
         24,154  Wharf Holdings Ltd. .........................          131,259
         35,252  Wheelock & Co., Ltd. ........................          105,998
                                                                ----------------
                                                                      1,088,473
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
          3,892  ASM Pacific Technology Ltd. .................           56,634
        156,274  GCL-Poly Energy Holdings Ltd. ...............           43,468
                                                                ----------------
                                                                        100,102
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 3.2%
         27,626  Yue Yuen Industrial Holdings Ltd. ...........           96,942
                                                                ----------------

                 TOTAL INVESTMENTS - 100.0% ..................        3,005,630
                 (Cost $3,018,560) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.0% .....            1,224
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,006,854
                                                                ================

----------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $108,878 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $121,808.

ADR   American Depositary Receipt

REIT  Real Estate Investment Trust



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HONG KONG ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,005,630  $     3,005,630  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Hong Kong                                                             55.8%
    Bermuda                                                               24.1
    Cayman Islands                                                        20.1
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.8%

                 AIR FREIGHT & LOGISTICS - 1.6%
            678  Panalpina Welttransport Holding AG (a).......  $        72,442
                                                                ----------------

                 CAPITAL MARKETS - 5.1%
          2,955  Credit Suisse Group AG ......................           84,228
          1,776  Julius Baer Group Ltd. ......................           71,693
          5,835  UBS AG (a)...................................           81,769
                                                                ----------------
                                                                        237,690
                                                                ----------------

                 CHEMICALS - 15.1%
         17,592  Clariant AG (a)..............................          242,823
            204  EMS-Chemie Holding AG .......................           38,622
            183  Givaudan S.A. ...............................          176,371
             36  Sika AG .....................................           77,926
            474  Syngenta AG .................................          163,881
                                                                ----------------
                                                                        699,623
                                                                ----------------

                 CONSTRUCTION MATERIALS - 2.7%
          1,947  Holcim Ltd. .................................          127,039
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
            276  Swisscom AG .................................          111,568
                                                                ----------------

                 ELECTRIC UTILITIES - 7.2%
            960  Alpiq Holding AG ............................          173,347
          4,473  BKW S.A. (a).................................          160,546
                                                                ----------------
                                                                        333,893
                                                                ----------------

                 ELECTRICAL EQUIPMENT - 2.4%
          5,535  ABB Ltd. ....................................          113,557
                                                                ----------------

                 FOOD PRODUCTS - 11.7%
          3,591  Aryzta AG ...................................          177,422
            177  Barry Callebaut AG ..........................          177,353
             12  Lindt & Spruengli AG ........................           38,551
          2,415  Nestle S.A. .................................          151,957
                                                                ----------------
                                                                        545,283
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 3.9%
            333  Sonova Holding AG ...........................           37,000
            201  Straumann Holding AG ........................           34,201
            621  Synthes Inc .................................          107,731
                                                                ----------------
                                                                        178,932
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 4.2%
            297  Galenica AG .................................          194,118
                                                                ----------------

                 INSURANCE - 17.4%
          2,025  Baloise Holding AG ..........................          163,086
            333  Helvetia Holding AG .........................          123,487
          1,887  Swiss Life Holding AG .......................          224,508
          2,043  Swiss Re AG .................................          130,474


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (CONTINUED)

                 INSURANCE - (CONTINUED)
            615  Zurich Insurance Group AG ...................  $       165,281
                                                                ----------------
                                                                        806,836
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 2.6%
          2,349  Lonza Group AG ..............................          121,418
                                                                ----------------

                 MACHINERY - 6.2%
            198  Bucher Industries AG ........................           41,960
            894  Schindler Holding AG ........................          107,553
            975  Sulzer AG ...................................          138,576
                                                                ----------------
                                                                        288,089
                                                                ----------------

                 PHARMACEUTICALS - 4.5%
          1,215  Novartis AG .................................           67,244
            819  Roche Holding AG ............................          142,534
                                                                ----------------
                                                                        209,778
                                                                ----------------

                 PROFESSIONAL SERVICES - 2.7%
          1,659  Adecco S.A. .................................           86,929
             21  SGS S.A. ....................................           40,851
                                                                ----------------
                                                                        127,780
                                                                ----------------

                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.0%
          1,659  PSP Swiss Property AG .......................          147,393
            462  Swiss Prime Site AG .........................           38,385
                                                                ----------------
                                                                        185,778
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 2.8%
          1,374  Cie Financiere Richemont S.A. ...............           86,151
             93  Swatch Group AG .............................           42,806
                                                                ----------------
                                                                        128,957
                                                                ----------------

                 TRANSPORTATION INFRASTRUCTURE - 3.3%
            399  Flughafen Zuerich AG ........................          154,482
                                                                ----------------

                 TOTAL INVESTMENTS - 99.8% ...................        4,637,263
                 (Cost $4,567,392) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.2% .....            8,548
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     4,645,811
                                                                ================

----------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $117,611 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $47,740.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     4,637,263  $     4,637,263  $            --  $            --
                                                ===============  ===============  ===============  ===============


COUNTRY ALLOCATION AS A PERCENTAGE OF NET ASSETS**:

    Switzerland                                                           97.5%
    United States                                                          2.3
    Net Other Assets and Liabilities                                       0.2
                                                                       ---------
                                                                         100.0%
                                                                       =========


*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.5%

                 AUSTRALIA - 6.4%
         13,580  Aditya Birla Minerals Ltd. ..................  $        10,058
          5,208  Australian Infrastructure Fund ..............           12,300
            712  Billabong International Ltd. ................            2,050
         25,204  Cape Lambert Resources Ltd. (b)..............           13,968
          8,122  Centro Retail Australia (b)..................           15,480
         17,666  Gold One International Ltd. (b)..............            8,784
         29,536  Grange Resources Ltd. .......................           20,346
          9,684  Industrea Ltd. ..............................           10,282
          2,462  Linc Energy Ltd. (b).........................            2,933
          7,876  Macmahon Holdings Ltd. ......................            7,016
          2,024  Mineral Deposits Ltd. (b)....................           13,166
          5,290  Mount Gibson Iron Ltd. ......................            6,137
          3,812  OneSteel Ltd. ...............................            4,896
          4,652  PanAust Ltd. (b).............................           14,649
          9,928  Panoramic Resources Ltd. ....................           11,467
         21,488  Perilya Ltd. (b).............................           10,016
          3,328  Ramelius Resources Ltd. (b)..................            2,947
          3,474  Saracen Mineral Holdings Ltd. (b)............            2,015
          7,270  Sigma Pharmaceuticals Ltd. ..................            4,744
            920  Silver Lake Resources Ltd. (b)...............            3,250
          5,764  St. Barbara Ltd. (b).........................           12,300
          1,148  Troy Resources Ltd. .........................            5,470
                                                                ----------------
                                                                        194,274
                                                                ----------------

                 BELGIUM - 0.4%
          1,746  AGFA-Gevaert N.V. (b)........................            4,028
              2  Banque Nationale de Belgique ................            6,803
             46  Gimv N.V. ...................................            2,347
                                                                ----------------
                                                                         13,178
                                                                ----------------

                 BERMUDA - 4.0%
        190,700  China WindPower Group Ltd. (b)...............            8,472
         79,812  Emperor International Holdings ..............           13,978
         63,398  eSun Holdings Ltd. (b).......................            8,980
         10,008  Golden Ocean Group Ltd. .....................            9,121
          5,270  Great Eagle Holdings Ltd. ...................           14,896
         20,132  Hopson Development Holdings Ltd. ............           11,796
            214  Lancashire Holdings Ltd. ....................            2,687
         23,294  Man Wah Holdings Ltd. .......................           13,618
          5,500  Midland Holdings Ltd. .......................            2,883
          3,972  OM Holdings Ltd. ............................            1,810
         58,000  Pacific Andes Resources Development Ltd. ....            8,028
        152,154  REXLot Holdings Ltd. ........................           13,520
          3,020  SmarTone Telecommunications Holdings Ltd. ...            6,199
         52,000  Up Energy Development Group Ltd. (b).........            7,232
                                                                ----------------
                                                                        123,220
                                                                ----------------

                 CANADA - 6.8%
            386  Artis Real Estate Investment Trust ..........            6,258


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 CANADA - (CONTINUED)
          2,454  B2Gold Corp. (b).............................  $        10,530
            354  Black Diamond Group Ltd. ....................            7,055
            406  C&C Energia Ltd. (b).........................            3,159
            456  Canadian Energy Services & Technology Corp. .            5,372
            192  Canfor Pulp Products, Inc. ..................            2,895
          3,956  Capstone Mining Corp. (b)....................           11,224
          2,454  Cascades, Inc. ..............................           10,333
            108  Cogeco, Inc. ................................            5,873
            214  Dorel Industries, Inc. ......................            6,104
            322  EnerCare, Inc. ..............................            3,196
            772  Entertainment One Ltd. (b)...................            1,945
          1,710  Fairborne Energy Ltd. (b)....................            3,772
            554  InnVest Real Estate Investment Trust ........            2,921
            422  Kirkland Lake Gold, Inc. (b).................            6,101
            176  Linamar Corp. ...............................            3,801
            166  Minefinders Corp. (b)........................            2,325
            848  Mood Media Corp. (b).........................            3,231
          6,412  Open Range Energy Corp. (b)..................            7,714
            354  PetroBakken Energy Ltd. .....................            5,895
          1,130  Petrobank Energy & Resources Ltd. (b)........           17,922
            648  Richmont Mines, Inc. (b).....................            5,048
          5,630  Scorpio Mining Corp. (b).....................            7,338
          1,646  Sherritt International Corp. ................            8,977
            248  Silver Standard Resources, Inc. (b)..........            3,734
          1,884  Thompson Creek Metals Co., Inc. (b)..........           12,768
          2,484  Timmins Gold Corp. (b).......................            5,578
          1,506  Torstar Corp. ...............................           16,261
            658  Transcontinental, Inc. ......................            8,226
          2,110  Uranium Participation Corp. (b)..............           12,058
                                                                ----------------
                                                                        207,614
                                                                ----------------

                 CAYMAN ISLANDS - 2.3%
         48,980  China Rare Earth Holdings Ltd. (b)...........           13,876
         26,004  Hutchison Telecommunications Hong Kong
                    Holdings Ltd. ............................           11,050
          6,000  Mewah International, Inc. ...................            2,530
         39,112  New World China Land Ltd. ...................            9,569
         28,228  Shui On Land Ltd. ...........................           11,378
         12,330  TCC International Holdings Ltd. .............            4,700
         90,522  Truly International Holdings ................           16,203
                                                                ----------------
                                                                         69,306
                                                                ----------------

                 CYPRUS - 0.4%
          3,664  Songa Offshore SE (b)........................           12,932
                                                                ----------------

                 DENMARK - 1.7%
            332  D/S Norden ..................................            9,878
            336  East Asiatic Co., Ltd. A/S ..................            9,816
          1,484  GN Store Nord A/S ...........................           15,839


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 DENMARK - (CONTINUED)
          1,366  Pandora A/S .................................  $        15,803
                                                                ----------------
                                                                         51,336
                                                                ----------------

                 FINLAND - 0.1%
            538  Technopolis PLC .............................            2,849
                                                                ----------------

                 FRANCE - 0.9%
             74  Esso S.A. Francaise .........................            7,269
            242  FFP .........................................           11,268
            110  Parrot S.A. (b)..............................            3,038
            744  Sequana S.A. ................................            4,750
                                                                ----------------
                                                                         26,325
                                                                ----------------

                 GERMANY - 2.5%
            566  Asian Bamboo AG .............................            8,764
          1,464  Balda AG (b).................................           12,149
            116  BayWa AG ....................................            4,411
            440  Centrotherm Photovoltaics AG ................            5,777
            118  Demag Cranes AG .............................            8,026
            140  Duerr AG ....................................            8,912
             58  Gesco AG ....................................            5,059
          1,100  Jenoptik AG (b)..............................            8,217
          1,640  Solarworld AG ...............................            5,177
             52  Tipp24 SE (b)................................            2,718
            442  TUI AG (b)...................................            3,288
             32  XING AG .....................................            2,347
             38  zooplus AG (b)...............................            2,111
                                                                ----------------
                                                                         76,956
                                                                ----------------

                 GREECE - 0.6%
          1,056  Folli Follie Group (b).......................           10,985
          1,324  JUMBO S.A. ..................................            6,463
                                                                ----------------
                                                                         17,448
                                                                ----------------

                 GUERNSEY - 0.4%
         10,770  Raven Russia Ltd. ...........................           11,068
                                                                ----------------

                 HONG KONG - 2.5%
            480  China Ocean Resources Co., Ltd. .............            2,152
         13,402  Kowloon Development Co., Ltd. ...............           13,461
         58,424  Regal Real Estate Investment Trust ..........           14,746
         38,310  Silver Grant International ..................            8,239
         68,236  Singamas Container Holdings Ltd. ............           20,298
          8,940  Sun Hung Kai & Co., Ltd. ....................            4,927
         26,526  Yuexiu Real Estate Investment Trust .........           13,766
                                                                ----------------
                                                                         77,589
                                                                ----------------

                 IRELAND - 0.4%
            770  Glanbia PLC .................................            5,710


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 IRELAND - (CONTINUED)
            760  Smurfit Kappa Group PLC (b)..................  $         6,943
                                                                ----------------
                                                                         12,653
                                                                ----------------

                 ISLE OF MAN (U.K.) - 0.1%
            460  KSK Power Ventur PLC (b).....................            4,139
                                                                ----------------

                 ISRAEL - 0.7%
          2,276  Africa Israel Investments Ltd. (b)...........            9,069
            508  Alony Hetz Properties & Investments Ltd. ....            2,438
          1,206  Nitsba Holdings 1995 Ltd. (b)................           10,193
                                                                ----------------
                                                                         21,700
                                                                ----------------

                 ITALY - 0.9%
            480  Autostrada Torino-Milano S.p.A. .............            3,300
            796  Benetton Group S.p.A. .......................            4,809
            252  De'Longhi S.p.A. ............................            3,116
          2,926  IMMSI S.p.A. ................................            2,330
            364  Indesit Co., S.p.A. .........................            2,269
          3,906  Iren S.p.A ..................................            3,347
            758  Italcementi S.p.A ...........................            5,267
            290  Safilo Group S.p.A. (b)......................            1,832
                                                                ----------------
                                                                         26,270
                                                                ----------------

                 JAPAN - 34.1%
              6  Advance Residence Investment Corp. ..........           11,388
          1,800  Aida Engineering Ltd. .......................           10,352
            800  AOC Holdings, Inc. ..........................            4,736
            600  Arc Land Sakamoto Co., Ltd. .................           11,337
            600  Arcs Co., Ltd. ..............................           11,113
            600  Arnest One Corp. ............................            6,684
            400  Asahi Co., Ltd. .............................            7,201
            400  Asatsu-DK, Inc. .............................           11,497
             12  Bic Camera, Inc. ............................            6,357
            436  Bit-isle, Inc. ..............................            4,636
          2,000  Calsonic Kansei Corp. .......................           12,203
            400  Capcom Co., Ltd. ............................            9,139
            400  Cocokara fine, Inc. .........................           12,599
            600  Corona Corp. ................................            9,127
            200  Cosmos Pharmaceutical Corp. .................           10,076
          1,000  Daido Metal Co., Ltd. .......................           12,505
          2,000  Daiichi Jitsugyo Co., Ltd. ..................            9,931
              2  Daiwahouse Residential Investment Corp. .....           13,145
          1,400  DCM Holdings Co., Ltd. ......................           11,113
            200  Doshisha Co., Ltd. ..........................            5,761
              2  Dr Ci:Labo Co., Ltd. ........................            9,230
            600  DTS Corp. ...................................            7,829
             26  eAccess Ltd. ................................            5,796
          1,400  EDION Corp. .................................            9,810
            600  Elematec Corp. ..............................            8,902
            600  Ferrotec Corp. ..............................            6,205


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 JAPAN - (CONTINUED)
              6  Fields Corp. ................................  $         9,931
            600  Foster Electric Co., Ltd. ...................            8,771
            600  Fuji Machine Manufacturing Co., Ltd. ........           11,997
          2,000  Fujitec Co., Ltd. ...........................           13,193
          2,000  Furukawa-Sky Aluminum Corp. .................            6,403
            200  Fuyo General Lease Co., Ltd. ................            7,094
            400  H.I.S. Co., Ltd. ............................           12,203
          2,000  H2O Retailing Corp. .........................           17,373
          2,000  Hanwa Co., Ltd. .............................            9,085
            200  Heiwa Corp. .................................            4,016
             14  Heiwa Real Estate REIT, Inc. ................            8,110
            400  Hikari Tsushin, Inc. ........................           11,753
          2,000  Hitachi Medical Corp. .......................           26,531
          1,000  Hokuetsu Kishu Paper Co., Ltd. ..............            6,657
            800  Iida Home Max ...............................            6,814
            200  Inaba Denki Sangyo Co., Ltd. ................            6,002
              2  Internet Initiative Japan, Inc. .............            7,155
            400  Japan Airport Terminal Co., Ltd. ............            5,263
            200  Kadokawa Group Holdings, Inc. ...............            6,365
          2,000  Kamei Corp. .................................           30,422
            400  Kato Sangyo Co., Ltd. .......................            7,897
          2,000  Kinugawa Rubber Industrial Co., Ltd. ........           15,513
            400  Kohnan Shoji Co., Ltd. ......................            6,336
          1,200  Kojima Co., Ltd. ............................            7,133
            200  Komeri Co., Ltd. ............................            5,700
          3,200  Leopalace21 Corp. (b)........................           10,864
          2,000  Maeda Corp. .................................            8,795
          2,000  Marudai Food Co., Ltd. ......................            7,756
          4,000  Maruha Nichiro Holdings, Inc. ...............            7,007
            800  MEGANE TOP Co., Ltd. ........................            9,134
            600  MEGMILK SNOW BRAND Co., Ltd. ................           11,192
            400  Mitsubishi Shokuhin Co., Ltd. ...............           10,245
          6,000  Mitsui Matsushima Co., Ltd. .................           12,686
          1,000  MonotaRO Co., Ltd. ..........................           15,380
            200  NEC Mobiling Ltd. ...........................            6,903
            800  NET One Systems Co., Ltd. ...................            9,752
            800  Nichiha Corp. ...............................            9,907
            600  Nichii Gakkan Co. ...........................            8,032
          7,000  Nippon Coke & Engineering Co., Ltd. .........           10,571
          2,400  Nippon Suisan Kaisha Ltd. ...................            8,177
          2,000  Nippon Synthetic Chemical Industry (The)
                    Co., Ltd. ................................           12,299
          1,000  Nissen Holdings Co., Ltd. ...................            5,376
            400  Nitta Corp. .................................            7,341
            600  Nitto Kogyo Corp. ...........................            7,865
          2,000  Noritake Co., Ltd. ..........................            6,065
          2,000  Okamura Corp. ...............................           13,918
          2,000  Penta-Ocean Construction Co., Ltd. ..........            6,403
            400  Riso Kagaku Corp. ...........................            6,592
          2,000  Ryobi Ltd. ..................................            7,587


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 JAPAN - (CONTINUED)
            200  Ryohin Keikaku Co., Ltd. ....................  $        10,342
          2,000  Sanyo Denki Co., Ltd. .......................           12,203
          2,000  Senko Co., Ltd. .............................            8,022
          1,000  Seria Co., Ltd. .............................           13,109
            400  Ship Healthcare Holdings, Inc. ..............            8,196
          1,000  Shizuoka Gas Co., Ltd. ......................            7,140
          2,400  Sodick Co., Ltd. ............................           13,135
            200  Sogo Medical Co., Ltd. ......................            7,198
            400  Studio Alice Co., Ltd. ......................            6,693
          2,000  Sumitomo Osaka Cement Co., Ltd. .............            5,823
          2,000  Sumitomo Precision Products Co., Ltd. .......           11,840
          2,000  T RAD Co., Ltd. .............................            8,216
              6  T-Gaia Corp. ................................            9,953
          2,000  Taihei Kogyo Co., Ltd. ......................           10,874
            600  Taikisha Ltd. ...............................           12,309
            200  Tamron Co., Ltd. ............................            6,449
          2,000  Tatsuta Electric Wire and Cable Co., Ltd. ...           12,009
          2,000  Toagosei Co., Ltd. ..........................            9,206
          2,000  Toho Zinc Co., Ltd. .........................            9,013
          1,000  Toridoll Corp. ..............................           12,021
            800  Touei Housing Corp. .........................            8,448
            600  TPR Co., Ltd. ...............................            9,909
            600  Transcosmos, Inc. ...........................            9,184
            400  Trusco Nakayama Corp. .......................            8,158
            200  Tsuruha Holdings, Inc. ......................           11,780
            400  United Arrows Ltd. ..........................            8,385
            600  Valor Co., Ltd. .............................            9,996
            200  Watami Co., Ltd. ............................            4,287
            200  Xebio Co., Ltd. .............................            5,333
          1,600  Yamazen Corp. ...............................           13,338
            800  Yellow Hat Ltd. .............................           13,251
            400  Yorozu Corp. ................................            8,718
          6,000  Yuasa Trading Co., Ltd. .....................           10,439
            600  Zensho Holdings Co., Ltd. ...................            7,365
                                                                ----------------
                                                                      1,038,578
                                                                ----------------

                 JERSEY - 0.4%
          1,634  Kentz Corp Ltd. .............................           12,807
                                                                ----------------

                 LUXEMBOURG - 0.1%
          1,452  Colt Group S.A. (b)..........................            2,434
                                                                ----------------

                 MARSHALL ISLANDS - 1.2%
          1,548  Diana Shipping, Inc. (b).....................           13,854
          2,944  DryShips, Inc. (b)...........................           10,245
          2,174  Navios Maritime Holdings, Inc. ..............            9,131
            372  Safe Bulkers, Inc. ..........................            2,485
                                                                ----------------
                                                                         35,715
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 NETHERLANDS - 1.2%
          1,842  BE Semiconductor Industries N.V. ............  $        14,001
             60  Eurocommercial Properties N.V. ..............            2,273
            170  Heijmans N.V. ...............................            1,973
            104  Kendrion N.V. ...............................            2,722
          1,530  Koninklijke Wessanen N.V. ...................            5,344
          1,034  PostNL N.V. .................................            6,385
             48  Vastned Retail N.V. .........................            2,521
                                                                ----------------
                                                                         35,219
                                                                ----------------

                 NEW ZEALAND - 0.2%
            920  Mainfreight Ltd. ............................            7,232
                                                                ----------------

                 NORWAY - 1.9%
             78  Algeta ASA (b)...............................            1,968
          2,630  Austevoll Seafood ASA .......................           10,068
            642  Cermaq ASA ..................................            8,455
            568  Det Norske Oljeselskap ASA (b)...............            8,802
          2,376  Electromagnetic GeoServices AS (b)...........            7,010
            652  Leroey Seafood Group ASA ....................           10,762
         20,920  Marine Harvest ASA ..........................           10,800
                                                                ----------------
                                                                         57,865
                                                                ----------------

                 PORTUGAL - 0.4%
          1,950  Portucel Empresa Produtora de Pasta e Papel
                    S.A. (b) .................................            5,251
            980  Semapa-Sociedade de Investimento e Gestao (b)            7,224
                                                                ----------------
                                                                         12,475
                                                                ----------------

                 SINGAPORE - 4.8%
          8,000  Ascott Residence Trust ......................            6,778
         32,000  Cambridge Industrial Trust ..................           13,619
         12,000  Ezion Holdings Ltd. .........................            9,403
          4,000  First Real Estate Investment Trust ..........            2,737
         12,000  Ho Bee Investment Ltd. ......................           13,460
         28,000  Lippo Malls Indonesia Retail Trust ..........            9,021
         18,000  Mapletree Commercial Trust ..................           12,529
          6,000  Mapletree Industrial Trust ..................            5,250
         12,000  Orchard Parade Holdings Ltd. (b).............           17,279
          6,000  Overseas Union Enterprise Ltd. ..............           11,217
         26,000  Raffles Education Corp Ltd. .................            9,514
          6,000  Starhill Global REIT ........................            3,055
         28,000  SunVic Chemical Holdings Ltd. ...............            8,687
         24,000  Tuan Sing Holdings Ltd. .....................            5,823
         12,000  Wing Tai Holdings Ltd. ......................           12,219
         26,000  Yongnam Holdings Ltd. .......................            5,274
                                                                ----------------
                                                                        145,865
                                                                ----------------

                 SOUTH KOREA - 16.9%
          1,146  3S Korea Co., Ltd. (b).......................           20,734
             46  AMOREPACIFIC Group ..........................           10,698
            120  Celltrion Pharm, Inc. (b)....................            1,928


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SOUTH KOREA - (CONTINUED)
            260  Chong Kun Dang Pharm Corp. ..................  $         4,245
            578  CNK International Co., Ltd. (b)..............              921
            560  Dae Won Kang Up Co., Ltd. ...................            2,491
          1,200  Daeduck Electronics Co. .....................           11,862
            900  Daekyo Co., Ltd. ............................            4,893
          1,080  Daesang Corp. ...............................           14,965
            260  Daishin Securities Co., Ltd. ................            2,547
            860  Daou Technology, Inc. .......................            9,981
             56  Daum Communications Corp. ...................            5,886
            440  Dongbu Steel Co., Ltd. ......................            2,532
            120  Dongkuk Steel Mill Co., Ltd. ................            2,293
            100  Duksan Hi-Metal Co., Ltd. (b)................            2,056
             38  Gamevil, Inc. (b)............................            2,445
            198  GemVax & Kael Co., Ltd. (b)..................            6,780
             80  Global & Yuasa Battery Co., Ltd. ............            3,107
            400  Halla Engineering & Construction Corp. ......            4,642
            100  Handsome Co., Ltd. ..........................            2,939
            600  Hanil E-Wha Co., Ltd. .......................            4,782
            840  Hanjin Shipping Co., Ltd. ...................           11,639
          1,080  Hanjin Shipping Holdings Co., Ltd. ..........            7,606
            100  Hanjin Transportation Co., Ltd. .............            1,911
            280  Hanssem Co., Ltd. ...........................            5,474
            220  Hotel Shilla Co., Ltd. ......................            9,368
             48  Hyosung Corp. ...............................            2,542
            180  Hyundai Corp. ...............................            4,297
            380  Hyundai Greenfood Co., Ltd. .................            5,098
            104  Hyundai Mipo Dockyard .......................           12,483
            100  Ilyang Pharmaceutical Co., Ltd. .............            2,489
            240  ISU Chemical Co., Ltd. ......................            5,857
            256  JCEntertainment Corp. .......................            7,750
          2,374  Jcontentree Corp. (b)........................            7,061
            240  Kolon Corp. .................................            5,486
             66  Korea Petrochemical Ind Co., Ltd. ...........            5,941
            999  Korean Reinsurance Co. ......................           12,035
            140  LG Fashion Corp. ............................            4,936
             42  LG Innotek Co., Ltd. ........................            3,655
            122  LG International Corp. ......................            5,534
              6  Lotte Chilsung Beverage Co., Ltd. ...........            6,439
              8  Lotte Samkang Co., Ltd. .....................            3,347
             92  Medipost Co., Ltd. (b).......................            8,428
            260  Muhak Co., Ltd. .............................            2,616
             14  Namyang Dairy Products Co., Ltd. ............            9,069
            416  Neowiz Corp. (b).............................            6,792
            122  Neowiz Games Corp. (b).......................            3,779
            280  Nexen Tire Corp. ............................            4,399
             20  Ottogi Corp. ................................            2,754
          1,610  Paradise Co., Ltd. ..........................           12,490
            220  Poongsan Corp. ..............................            5,854
             56  POSCO Chemtech Co., Ltd. ....................            7,068


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SOUTH KOREA - (CONTINUED)
            118  Posco M-Tech Co., Ltd. ......................  $         7,873
          1,480  RNL BIO Co., Ltd. (b)........................            5,898
            320  S&T Motiv Co., Ltd. .........................            7,781
             78  Sam-Kwang Glass Co., Ltd. ...................            4,124
            110  Samchully Co., Ltd. .........................            9,194
            100  Samyang Holdings Corp. ......................            6,549
            490  SBS Contents Hub Co., Ltd. ..................            4,671
          3,060  SBS Media Holdings Co., Ltd. ................            9,776
            204  SeAH Steel Corp. ............................           19,085
            400  Sejong Industrial Co., Ltd. .................            4,272
             46  SFA Engineering Corp. .......................            2,172
            112  Sindoh Co., Ltd. ............................            5,239
            126  SK Chemicals Co., Ltd. ......................            7,117
            190  SK Gas Co., Ltd. ............................           10,900
            132  SM Entertainment Co. (b).....................            5,586
             66  Soulbrain Co., Ltd. .........................            2,091
            600  Ssangyong Cement Industrial Co., Ltd. (b)....            2,674
            626  Sungwoo Hitech Co., Ltd. ....................            6,989
             12  Taekwang Industrial Co., Ltd. ...............           12,381
          2,180  Taeyoung Engineering & Construction Co., Ltd.           10,871
            142  Unid Co., Ltd. ..............................            6,392
             46  WeMade Entertainment Co., Ltd. ..............            3,662
            872  Y G-1 Co., Ltd. .............................           11,313
              8  Young Poong Corp. ...........................            8,211
            680  Youngone Corp. ..............................           12,963
            200  Youngone Holdings Co., Ltd. .................           10,026
                                                                ----------------
                                                                        514,734
                                                                ----------------

                 SPAIN - 0.2%
          1,764  Grupo Empresarial Ence S.A. .................            4,388
          2,114  Promotora de Informaciones S.A. (b)..........            1,607
                                                                ----------------
                                                                          5,995
                                                                ----------------

                 SWEDEN - 1.6%
             68  Axfood AB ...................................            2,444
            356  Bilia AB ....................................            7,036
            676  Billerud AB .................................            6,258
            102  BioGaia AB ..................................            2,929
            604  Fabege AB ...................................            5,208
          1,262  Fastighets AB Balder (b).....................            6,200
          1,814  Haldex AB ...................................           11,900
            684  Klovern AB ..................................            2,595
            352  Trelleborg AB ...............................            3,677
                                                                ----------------
                                                                         48,247
                                                                ----------------

                 SWITZERLAND - 1.1%
            108  Basilea Pharmaceutica (b)....................            6,060
              6  Forbo Holding AG ............................            4,383
            676  Schmolz + Bickenbach AG (b)..................            4,628


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SWITZERLAND - (CONTINUED)
             64  Uster Technologies AG (b)....................  $         3,286
            206  Zehnder Group AG ............................           15,267
                                                                ----------------
                                                                         33,624
                                                                ----------------

                 UNITED KINGDOM - 4.3%
          2,368  Anglo Pacific Group PLC .....................           11,912
          8,106  Booker Group PLC ............................           10,930
         23,778  Cable & Wireless Worldwide PLC ..............           12,931
            192  Dialight PLC ................................            2,825
            174  Dignity PLC .................................            2,260
            312  Dunelm Group PLC ............................            2,590
            336  Galliford Try PLC ...........................            3,359
          1,734  Great Portland Estates PLC ..................            9,982
          5,246  Home Retail Group PLC .......................            9,566
            490  Interserve PLC ..............................            2,283
            300  John Menzies PLC ............................            2,879
          1,372  Misys PLC (b)................................            7,856
          1,260  Mitie Group PLC .............................            5,633
          1,432  Moneysupermarket.com Group PLC ..............            2,907
            440  NCC Group PLC ...............................            6,334
            182  Oxford Instruments PLC ......................            3,537
            772  Phoenix IT Group Ltd. .......................            2,405
          2,614  Rank Group PLC ..............................            5,402
          1,258  ST Modwen Properties PLC ....................            3,718
         12,636  Taylor Wimpey PLC ...........................           10,409
            614  Telecom Plus PLC ............................            6,796
          3,696  Thomas Cook Group PLC .......................            1,330
            686  Workspace Group PLC .........................            2,581
                                                                ----------------
                                                                        130,425
                                                                ----------------

                 TOTAL INVESTMENTS - 99.5% ...................        3,030,072
                 (Cost $3,064,170) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.5% .....           16,709
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     3,046,781
                                                                ================

----------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $120,001 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $154,099.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     3,030,072  $     3,030,072  $            --  $            --
                                                ===============  ===============  ===============  ===============


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Metals & Mining                                                       10.3%
    Real Estate Management & Development                                   6.6
    Machinery                                                              5.4
    Real Estate Investment Trusts (REITs)                                  5.1
    Food Products                                                          5.0
    Specialty Retail                                                       4.9
    Trading Companies & Distributors                                       4.3
    Auto Components                                                        3.4
    Hotels, Restaurants & Leisure                                          3.1
    Food & Staples Retailing                                               3.1
    Media                                                                  3.0
    Construction & Engineering                                             2.8
    Oil, Gas & Consumable Fuels                                            2.8
    Household Durables                                                     2.6
    Electronic Equipment, Instruments & Components                         2.6
    Chemicals                                                              2.6
    Marine                                                                 2.4
    Textiles, Apparel & Luxury Goods                                       1.8
    Multiline Retail                                                       1.5
    Software                                                               1.4
    Health Care Equipment & Supplies                                       1.4
    Semiconductors & Semiconductor Equipment                               1.3
    Internet Software & Services                                           1.3
    Paper & Forest Products                                                1.2
    Commercial Services & Supplies                                         1.1
    Electrical Equipment                                                   1.1
    Energy Equipment & Services                                            1.1
    Diversified Telecommunication Services                                 1.1
    IT Services                                                            1.1
    Biotechnology                                                          0.8
    Building Products                                                      0.8
    Communications Equipment                                               0.7


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    Capital Markets                                                        0.7
    Diversified Consumer Services                                          0.7
    Containers & Packaging                                                 0.7
    Health Care Providers & Services                                       0.7
    Transportation Infrastructure                                          0.7
    Leisure Equipment & Products                                           0.7
    Personal Products                                                      0.7
    Construction Materials                                                 0.6
    Internet & Catalog Retail                                              0.6
    Gas Utilities                                                          0.5
    Air Freight & Logistics                                                0.5
    Insurance                                                              0.5
    Diversified Financial Services                                         0.5
    Automobiles                                                            0.4
    Independent Power Producers & Energy Traders                           0.4
    Wireless Telecommunication Services                                    0.4
    Aerospace & Defense                                                    0.4
    Office Electronics                                                     0.4
    Beverages                                                              0.3
    Pharmaceuticals                                                        0.3
    Distributors                                                           0.3
    Road & Rail                                                            0.3
    Industrial Conglomerates                                               0.2
    Health Care Technology                                                 0.1
    Multi-Utilities                                                        0.1
    Net Other Assets and Liabilities                                       0.5
                                                                       ---------
                                                                         100.0%
                                                                       =========


CURRENCY EXPOSURE DIVERSIFICATION AS A PERCENTAGE OF TOTAL INVESTMENTS:

    Japanese Yen                                                          34.3%
    South Korea Won                                                       17.0
    Hong Kong Dollar                                                       8.0
    Euro                                                                   7.6
    Canadian Dollar                                                        6.8
    Australian Dollar                                                      6.5
    British Pound Sterling                                                 5.5
    Singapore Dollar                                                       5.2
    Norwegian Krone                                                        2.6
    Danish Krone                                                           1.7
    Swedish Krona                                                          1.6
    US Dollars                                                             1.2
    Swiss Franc                                                            1.1
    Israel Shekel                                                          0.7
    New Zealand Dollar                                                     0.2
                                                                       ---------
                                                                         100.0%
                                                                       =========




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - 99.9%

                 BERMUDA - 3.4%
        526,530  Apollo Solar Energy Technology Holdings
                    Ltd. (b) .................................  $        13,628
         10,000  China Singyes Solar Technologies Holdings
                    Ltd. .....................................            5,189
        130,210  Citic Resources Holdings Ltd. (b)  ..........           22,301
         58,396  Cosco International Holdings Ltd. ...........           25,192
         21,702  Newocean Energy Holdings Ltd. ...............            4,611
         74,694  Sateri Holdings Ltd. ........................           20,680
         82,354  Shenzhen International Holdings Ltd. ........            5,727
         13,964  TPV Technology Ltd. .........................            3,327
                                                                ----------------
                                                                        100,655
                                                                ----------------

                 BRAZIL - 4.0%
          2,242  BR Properties S.A. ..........................           28,789
            470  Cia Energetica do Ceara .....................           10,263
          2,320  Cia Ferro Ligas da Bahia - Ferbasa ..........           14,361
          1,446  Cyrela Commercial Properties S.A.
                    Empreendimentos e Participacoes ..........           15,446
          1,432  Even Construtora e Incorporadora S.A. .......            5,515
            402  Iochpe-Maxion S.A. ..........................            7,926
          1,890  JHSF Participacoes S.A. .....................            6,202
          3,330  Marcopolo S.A. ..............................           17,056
            734  Restoque Comercio e Confeccoes de Roupas S.A.           15,159
                                                                ----------------
                                                                        120,717
                                                                ----------------

                 CAYMAN ISLANDS - 16.2%
          8,634  361 Degrees International Ltd. ..............            2,624
         41,046  Asia Cement China Holdings Corp. ............           20,456
         51,638  Chaowei Power Holdings Ltd. .................           26,266
        103,608  China Flooring Holding Co., Ltd. ............           19,479
         35,686  China High Speed Transmission Equipment
                    Group Co., Ltd. ..........................           19,071
         30,588  China Huiyuan Juice Group Ltd. ..............            9,572
        130,562  China Lumena New Materials Corp. ............           23,370
        131,094  China Qinfa Group Ltd. (b)...................           29,880
         15,368  China Sanjiang Fine Chemicals Co., Ltd. .....            5,066
        129,510  China Vanadium Titano - Magnetite Mining
                    Co., Ltd. ................................           29,853
        155,410  Fantasia Holdings Group Co., Ltd. ...........           17,411
         20,588  Fufeng Group Ltd. ...........................            8,935
         22,778  Global Bio-Chem Technology Group Co., Ltd. ..            4,458
        152,944  Glorious Property Holdings Ltd. (b)..........           24,225
        104,876  Hua Han Bio-Pharmaceutical Holdings Ltd. ....           21,068
         84,522  Kaisa Group Holdings Ltd. (b)................           17,088
         39,530  Kingboard Laminates Holdings Ltd. ...........           18,682
          3,968  LDK Solar Co., Ltd., ADR (b).................           15,872
         12,448  Lonking Holdings Ltd. .......................            4,376
         88,724  MIE Holdings Corp. ..........................           28,906
         59,478  Peak Sport Products Co., Ltd. ...............           14,476
         21,412  Real Nutriceutical Group Ltd. ...............            6,811
          1,428  Silicon Motion Technology Corp., ADR (b).....           27,660
          4,608  Silver base Group Holdings Ltd. .............            3,198
         76,020  SITC International Holdings Co., Ltd. .......           23,788
        125,136  Solargiga Energy Holdings Ltd. ..............           12,247


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 CAYMAN ISLANDS - (CONTINUED)
          5,358  Suntech Power Holdings Co., Ltd., ADR (b)....  $        16,395
         29,648  Tianneng Power International Ltd. ...........           17,181
        122,588  Trony Solar Holdings Co., Ltd. ..............           12,155
          4,504  Yingde Gases ................................            5,116
                                                                ----------------
                                                                        485,685
                                                                ----------------

                 CHINA - 2.7%
         24,394  Anhui Expressway Co. ........................           13,413
         55,858  Chongqing Machinery & Electric Co., Ltd. ....           10,430
         12,354  Guangzhou Shipyard International Co., Ltd. ..           11,534
          8,236  Jingwei Textile Machinery ...................            4,613
        101,000  Sinopec Yizheng Chemical Fibre Co., Ltd. ....           25,102
         34,078  Weiqiao Textile Co. .........................           17,422
                                                                ----------------
                                                                         82,514
                                                                ----------------

                 COLOMBIA - 0.4%
        222,666  Fabricato S.A. (b)...........................           11,153
                                                                ----------------

                 CZECH REPUBLIC - 0.4%
          1,306  Unipetrol A.S. (b)...........................           12,157
                                                                ----------------

                 EGYPT - 1.8%
          1,740  Alexandria Mineral Oils Co. .................           25,927
        140,636  Amer Group Holding (b).......................           16,532
         39,378  Palm Hills Developments SAE (b)..............           11,083
                                                                ----------------
                                                                         53,542
                                                                ----------------

                 GUERNSEY - 1.3%
          5,894  Etalon Group Ltd., GDR (b)...................           40,374
                                                                ----------------

                 HONG KONG - 3.1%
         65,214  BYD Electronic International Co., Ltd. (b)...           19,651
         50,714  China Pharmaceutical Group Ltd. .............           11,624
        131,094  China South City Holdings Ltd. ..............           17,726
         44,608  Shenzhen Investment Ltd. ....................            9,708
         18,458  Sinotrans Shipping Ltd. .....................            4,421
        157,442  Yuexiu Property Co., Ltd. ...................           31,020
                                                                ----------------
                                                                         94,150
                                                                ----------------

                 HUNGARY - 0.3%
            122  EGIS Pharmaceuticals PLC ....................            8,095
                                                                ----------------

                 INDONESIA - 7.8%
         75,554  AKR Corporindo Tbk PT .......................           35,529
        376,786  Alam Sutera Realty Tbk PT ...................           25,548
        508,992  Bakrie Sumatera Plantations Tbk PT ..........           16,421
        198,174  Bhakti Investama Tbk PT .....................            7,910
        213,328  Ciputra Development Tbk PT ..................           16,797
         14,652  Gajah Tunggal Tbk PT ........................            4,286
         44,226  Global Mediacom Tbk PT ......................            7,739
         11,378  Mayora Indah Tbk PT .........................           23,891


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 INDONESIA - (CONTINUED)
         35,554  Media Nusantara Citra Tbk PT ................  $         7,310
         42,170  Mitra Adiperkasa Tbk PT .....................           29,285
        209,226  Multistrada Arah Sarana Tbk PT ..............           14,186
        435,188  Sentul City Tbk PT (b).......................           11,898
         96,708  Trada Maritime Tbk PT .......................            9,942
        318,120  Tunas Baru Lampung Tbk PT ...................           21,918
                                                                ----------------
                                                                        232,660
                                                                ----------------

                 JERSEY - 0.7%
        101,160  West China Cement Ltd. ......................           21,234
                                                                ----------------

                 MALAYSIA - 4.6%
         15,000  BIMB Holdings Bhd ...........................           11,555
         22,800  Coastal Contracts Bhd .......................           14,811
         15,600  Esso Malaysia Bhd ...........................           18,128
        138,600  Kurnia Asia Bhd (b)..........................           24,431
          6,600  Mudajaya Group Bhd ..........................            6,162
         16,800  OSK Holdings Bhd ............................            9,323
          4,800  QSR Brands Bhd ..............................           10,028
         21,000  Sunway Bhd (b)...............................           18,028
         23,800  Sunway Real Estate Investment Trust .........            9,711
          5,000  Tradewinds Malaysia Bhd .....................           15,652
                                                                ----------------
                                                                        137,829
                                                                ----------------

                 MEXICO - 0.6%
          7,022  Gruma SAB de C.V. (b)........................           18,716
                                                                ----------------

                 MOROCCO - 1.0%
             72  Managem .....................................           13,926
            220  SAMIR .......................................           14,814
                                                                ----------------
                                                                         28,740
                                                                ----------------

                 PERU - 0.7%
          6,298  Grana y Montero S.A. ........................           20,665
                                                                ----------------

                 PHILIPPINES - 0.2%
        106,000  Megaworld Corp. .............................            4,839
                                                                ----------------

                 POLAND - 2.0%
          1,076  Grupa Lotos S.A. (b).........................            9,425
          8,228  Netia S.A. (b)...............................           16,939
            726  PBG S.A. ....................................            9,113
          2,156  Zaklady Azotowe w Tarnowie-Moscicach S.A. (b)           23,546
                                                                ----------------
                                                                         59,023
                                                                ----------------

                 RUSSIA - 0.9%
            118  Acron JSC ...................................            4,989
        208,902  OGK-1 OAO (b)................................            4,882
     48,600,468  TGK-1 OAO ...................................           16,718
                                                                ----------------
                                                                         26,589
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 SINGAPORE - 0.8%
         30,000  China Minzhong Food Corp., Ltd. (b)..........  $        23,865
                                                                ----------------

                 SOUTH AFRICA - 4.2%
            564  Allied Technologies Ltd. ....................            3,933
          3,316  Coronation Fund Managers Ltd. ...............           12,320
          2,618  DataTec Ltd. ................................           15,016
          4,422  Grindrod Ltd. ...............................            8,699
            562  Pioneer Foods Ltd. ..........................            4,359
          7,584  Raubex Group Ltd. ...........................           12,853
          2,034  Resilient Property Income Fund Ltd. .........           10,222
          2,914  Royal Bafokeng Platinum Ltd. (b).............           22,982
         19,742  Super Group Ltd. (b).........................           35,464
                                                                ----------------
                                                                        125,848
                                                                ----------------

                 TAIWAN - 24.2%
         20,840  Ardentec Corp. ..............................           16,099
         35,024  Arima Communications Corp. ..................           28,717
         38,568  Champion Building Materials Co., Ltd. .......           19,732
          9,300  Cheng Uei Precision Industry Co., Ltd. ......           22,246
          4,490  Chipbond Technology Corp. ...................            5,819
         13,630  CTCI Corp. ..................................           22,559
          1,052  CyberPower Systems, Inc. ....................            1,989
          1,180  Dynapack International Technology Corp. .....            6,397
         12,342  Eclat Textile Co., Ltd. .....................           28,310
         32,240  Evergreen Marine Corp Taiwan Ltd. ...........           22,175
          9,634  Feng Hsin Iron & Steel Co. ..................           16,941
          8,416  FLEXium Interconnect, Inc. ..................           34,075
         28,658  Formosan Union Chemical .....................           21,119
         12,636  Gintech Energy Corp. ........................           14,107
         29,468  Grand Pacific Petrochemical .................           13,678
         17,962  Great Wall Enterprise Co., Ltd. .............           18,379
          8,257  Hey Song Corp. ..............................           10,407
         32,240  Ho Tung Chemical Corp. (b)...................           19,335
          3,798  Kenda Rubber Industrial Co., Ltd. ...........            4,433
          1,252  Kinsus Interconnect Technology Corp. ........            4,013
         35,418  Lealea Enterprise Co., Ltd. .................           15,000
          3,810  Lumax International Corp., Ltd. .............            8,288
         45,930  Macronix International ......................           17,118
         21,982  Mercuries & Associates Ltd. .................           23,051
          5,556  Merida Industry Co., Ltd. ...................           17,846
          2,546  Motech Industries, Inc. .....................            4,244
          7,666  Nan Kang Rubber Tire Co., Ltd. ..............           11,961
         19,998  Nantex Industry Co., Ltd. ...................           18,294
         12,326  Nien Hsing Textile Co., Ltd. ................            8,770
          3,492  PChome Online, Inc. .........................           19,699
          6,178  Phihong Technology Co., Ltd. ................            8,781
        142,880  Powerchip Technology Corp. (b)...............            5,325
          1,906  Powertech Technology, Inc. ..................            3,713
          7,210  Radiant Opto-Electronics Corp. ..............           32,002


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 TAIWAN - (CONTINUED)
         10,500  Radium Life Tech Co., Ltd. ..................  $         8,503
         29,172  Rechi Precision Co., Ltd. ...................           29,454
          4,882  Sino-American Silicon Products, Inc. ........            8,502
          2,994  Standard Foods Corp. ........................           10,195
         15,716  TA Chen Stainless Pipe ......................            8,759
          1,906  Taiwan FamilyMart Co., Ltd. .................           10,010
          7,406  TSRC Corp. ..................................           18,945
         34,830  Unizyx Holding Corp. ........................           22,245
         23,284  Vanguard International Semiconductor Corp. ..           10,059
          7,378  Ways Technical Corp., Ltd. ..................           27,748
          3,308  Wistron NeWeb Corp. .........................            7,285
         43,810  Yageo Corp. .................................           13,166
         19,538  Yem Chio Co., Ltd. ..........................           18,767
         12,266  Yieh Phui Enterprise Co., Ltd. ..............            4,488
          9,014  Zig Sheng Industrial Co., Ltd. ..............            3,421
                                                                ----------------
                                                                        726,169
                                                                ----------------

                 THAILAND - 9.8%
         31,000  Bangchak Petroleum PCL ......................           23,815
          8,900  Bangkok Life Assurance PCL ..................           13,848
         18,800  Berli Jucker PCL ............................           25,138
         63,800  Central Plaza Hotel PCL .....................           26,678
          1,600  Electricity Generating PCL ..................            4,823
         31,400  Home Product Center PCL .....................           14,148
         34,600  LPN Development PCL .........................           17,384
         50,800  Polyplex PCL ................................           26,017
          7,600  Robinson Department Store PCL ...............           12,626
         23,600  SC Asset Corp PCL ...........................           11,857
         77,040  Siam Global House PCL .......................           29,467
          3,000  Siam Makro PCL ..............................           34,814
         23,200  Siamgas & Petrochemicals PCL ................           11,506
         29,400  Supalai PCL .................................           14,867
          7,400  Thai Union Frozen Products PCL ..............           16,971
         10,600  TPI Polene PCL ..............................            4,879
         10,400  Vinythai PCL ................................            6,169
                                                                ----------------
                                                                        295,007
                                                                ----------------

                 TURKEY - 8.1%
          6,406  Aksa Akrilik Kimya Sanayii ..................           17,037
          2,392  Aygaz A.S. ..................................           12,294
            182  Bagfas Bandirma Gubre Fabrik ................           17,870
          3,618  Dogus Otomotiv Servis ve Ticaret A.S. .......           10,434
            756  Goodyear Lastikleri Turk A.S. ...............           21,739
          3,434  Ipek Dogal Enerji Kaynaklari Ve Uretim
                    A.S. (b) .................................            5,298
          6,138  Izmir Demir Celik Sanayi A.S. ...............           16,014
         36,532  Kardemir Karabuk Demir Celik Sanayi ve
                    Ticaret A.S. .............................           19,267
          9,256  Koza Anadolu Metal Madencilik Isletmeleri
                    A.S. (b) .................................           16,463
            100  Netas Telekomunikasyon A.S. .................            8,164
          1,062  Otokar Otomotiv Ve Savunma Sanayi A.S. ......           17,280


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (a) - (CONTINUED)

                 TURKEY - (CONTINUED)
          5,290  Park Elektrik Uretim Madencilik Sanayi ve
                    Ticaret A.S. (b) .........................  $        14,514
         12,786  Petkim Petrokimya Holding A.S. ..............           15,926
         10,582  Sinpas Gayrimenkul Yatirim Ortakligi A.S. ...            8,015
          1,072  Turk Traktor ve Ziraat Makineleri A.S. ......           21,893
          6,950  Ulker Biskuvi Sanayi A.S. ...................           21,993
                                                                ----------------
                                                                        244,201
                                                                ----------------

                 UNITED STATES - 0.7%
          1,678  AsiaInfo-Linkage, Inc. (b)...................           21,143
                                                                ----------------

                 TOTAL INVESTMENTS  - 99.9% ..................        2,995,570
                 (Cost $3,034,462)         (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.1% .....            4,046
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     2,999,616
                                                                ================

----------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $149,234 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $188,126.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of March 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                                          TOTAL           LEVEL 1          LEVEL 2          LEVEL 3
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     2,995,570  $     2,995,570  $            --  $            --
                                                ===============  ===============  ===============  ===============


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Real Estate Management & Development                                  12.5%
    Chemicals                                                              9.5
    Semiconductors & Semiconductor Equipment                               7.3
    Food Products                                                          6.9
    Metals & Mining                                                        5.9


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
MARCH 31, 2012 (UNAUDITED)


    Oil, Gas & Consumable Fuels                                            4.7
    Textiles, Apparel & Luxury Goods                                       4.4
    Machinery                                                              4.3
    Electronic Equipment, Instruments & Components                         3.8
    Construction & Engineering                                             3.4
    Auto Components                                                        3.3
    Communications Equipment                                               2.9
    Specialty Retail                                                       2.6
    Multiline Retail                                                       2.5
    Marine                                                                 2.3
    Electrical Equipment                                                   2.1
    Trading Companies & Distributors                                       1.9
    Construction Materials                                                 1.5
    Pharmaceuticals                                                        1.4
    Building Products                                                      1.3
    Insurance                                                              1.3
    Hotels, Restaurants & Leisure                                          1.2
    Industrial Conglomerates                                               1.2
    Food & Staples Retailing                                               1.2
    Electric Utilities                                                     1.1
    Containers & Packaging                                                 0.9
    Commercial Services & Supplies                                         0.8
    Media                                                                  0.8
    Capital Markets                                                        0.7
    Software                                                               0.7
    Internet Software & Services                                           0.7
    Transportation Infrastructure                                          0.6
    Leisure Equipment & Products                                           0.6
    Real Estate Investment Trusts (REITs)                                  0.6
    Diversified Telecommunication Services                                 0.6
    Distributors                                                           0.5
    Gas Utilities                                                          0.4
    Commercial Banks                                                       0.4
    Beverages                                                              0.3
    Personal Products                                                      0.2
    Household Durables                                                     0.2
    Independent Power Producers & Energy Traders                           0.2
    Wireless Telecommunication Services                                    0.1
    Computers & Peripherals                                                0.1
    Net Other Assets and Liabilities                                       0.1
                                                                       ---------
                                                                         100.0%
                                                                       =========



                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2012 (UNAUDITED)

                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of eighteen funds (each a "Fund" and collectively, the "Funds"):

    First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FPA") First Trust Europe AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEP") First Trust Latin America AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FLN") First Trust Brazil AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FBZ") First Trust China AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FCA") First Trust Japan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FJP") First Trust South Korea AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FKO") First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FDT") First Trust Emerging Markets AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEM") First Trust Germany AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FGM") First Trust Canada AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FCAN") First Trust Australia AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FAUS") First Trust United Kingdom AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FKU") First Trust Taiwan AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FTW") First Trust Hong Kong AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FHK") First Trust Switzerland AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FSZ") First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FDTS") First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (NYSE Arca, Inc. ticker "FEMS")

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

    Portfolio securities listed on any exchange other than the NASDAQ(R) Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

    Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and ask prices on such day.

    Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2012 (UNAUDITED)


would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2012, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           MARCH 31, 2012 (UNAUDITED)


                             LICENSING INFORMATION

Each equity index that each of the Funds seeks to track (collectively, the "Indices") is compiled by Standard & Poor's Financial Services LLC ("S&P"). S&P is not affiliated with the Funds, First Trust Portfolios L.P. ("FTP"), or First Trust Advisors L.P. ("First Trust"). The Funds are entitled to use each S&P equity index pursuant to sublicensing arrangements by and among each applicable Fund, S&P, First Trust and FTP, which in turn has a licensing agreement with S&P.

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.

"AlphaDEX(R)" is a registered trademark of FTP. The Funds and First Trust on behalf of the Funds have been granted the right by FTP to use the name "AlphaDEX(R)" for certain purposes.

FTP has licensed to S&P, free of charge, the right to use certain intellectual property owned by FTP, including the AlphaDEX(R) trademark and the AlphaDEX(R) stock selection method, in connection with the S&P's creation of the Defined Index Series. A patent application with respect to the AlphaDEX(R) stock selection method is pending at the United States Patent and Trademark Office.

Notwithstanding such license, S&P is solely responsible for the creation, compilation and administration of the Defined Index Series and has the exclusive right to determine the stocks included in the Indices and the Indices' methodologies. S&P freely exercises discretion in using the AlphaDEX(R) methodology to select individual stocks for the Index.

The AlphaDEX(R) Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the AlphaDEX(R) Funds or any member of the public regarding the advisability of investing in securities generally or in the AlphaDEX(R) Funds particularly or the ability of the Defined Index Series to track general stock market performance or a segment of the same. S&P's publication of the Defined Index Series in no way suggests or implies an opinion by S&P as to the advisability of investment in any or all of the securities upon which the Defined Index Series is based. S&P's only relationship to FTP is the licensing of certain trademarks and trade names of S&P and of the Defined Index Series, which is determined, composed and calculated by S&P without regard to FTP or the AlphaDEX(R) Funds. S&P is not responsible for and has not reviewed the AlphaDEX(R) Funds nor any associated literature or publications and S&P makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. S&P reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Defined Index Series. S&P has no obligation or liability in connection with the administration, marketing or trading of the AlphaDEX(R) Funds.

S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS DO NOT GUARANTEE THE ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN AND S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, DELAYS OR INTERRUPTIONS THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTP, INVESTORS, OWNERS OF THE ALPHADEX(R) FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DEFINED INDEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      First Trust Exchange-Traded AlphaDEX(R) Fund II
              -------------------------------------------------------

By:   /s/ Mark R. Bradley
     -------------------------------------
     Mark R. Bradley,
     President and Chief Executive Officer
     (principal executive officer)

Date: May 21, 2012
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark R. Bradley
     -------------------------------------
     Mark R. Bradley,
     President and Chief Executive Officer
     (principal executive officer)


Date: May 21, 2012
      -----------------------

By:   /s/ James M. Dykas
     -------------------------------------
     James M. Dykas,
     Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: May 21, 2012
      -----------------------